UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04503

Aquila Municipal Trust
(Exact Name of Registrant as Specified in Charter)

120 West 45th Street, Suite 3600
New York, New York  10036
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
120 West 45th Street, Suite 3600
New York, New York  10036
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: March 31, 2015

Date of reporting period:  June 30, 2015

Item 1. Schedule of Investments.

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS
June 30, 2015
(unaudited)

Principal Amount	General Obligation Bonds (4.0%)	Ratings Moody's, S&P and Fitch	Value	(a)

	Campbell County, Kentucky Public Project
$1,625,000	4.375%, 12/01/25 Syncora Guarantee, Inc. Insured (pre-refunded)	Aa2/NR/NR	$1,683,451

	Henderson County, Kentucky
330,000	3.000%, 11/01/20	Aa3/NR/NR	345,038

	Lexington-Fayette Urban County, Kentucky
4,175,000	4.250%, 05/01/23 NPFG Insured††††	Aa2/AA/NR	4,369,263

	Louisville & Jefferson County, Kentucky
955,000	4.200%, 11/01/22 NPFG Insured (pre-refunded)	Aa1/AA+/AAA	1,002,960

	Warren County, Kentucky, Unlimited Tax
615,000	4.000%, 06/01/25	Aa2/AA-/NR	660,080
635,000	4.000%, 06/01/26	Aa2/AA-/NR	678,675
660,000	4.000%, 06/01/27	Aa2/AA-/NR	702,801
	Total General Obligation Bonds		9,442,268

	Revenue Bonds (96.3%)

	Agencies (18.8%)

	Kentucky Asset & Liability Commission Federal Highway Notes
1,000,000	5.000%, 09/01/22 Series A	A2/AA/A+	1,151,460
2,000,000	5.250%, 09/01/25 Series A	A2/AA/A+	2,361,280
2,000,000	5.000%, 09/01/26 Series A	A2/AA/A+	2,337,180

	Kentucky Asset & Liability Commission University of Kentucky Project
1,500,000	4.500%, 10/01/22 NPFG/ FGIC Insured (pre-refunded)	Aa2/AA/NR	1,515,540
500,000	5.000%, 10/01/25 Series B (pre-refunded)	Aa2/AA/NR	547,260
750,000	5.000%, 10/01/26 Series B (pre-refunded)	Aa2/AA/NR	820,890
1,000,000	5.000%, 10/01/27 Series B (pre-refunded)	Aa2/AA/NR	1,094,520

	Kentucky Economic Development Finance Authority Louisville Arena Project
2,500,000	5.750%, 12/01/28 AGC Insured	A3/AA/NR	2,694,025

	Kentucky Higher Education Student Loan
400,000	5.000%, 06/01/24 Senior Series A AMT	NR/A/A	428,768
1,635,000	3.750%, 06/01/26 Senior Series A AMT	NR/A/A	1,628,100

	Kentucky Rural Water Finance Corp.
355,000	4.600%, 02/01/25	NR/A+/NR	382,726
205,000	4.250%, 08/01/19 NPFG Insured	A3/AA-/NR	212,292
210,000	4.250%, 08/01/20 NPFG Insured	A3/AA-/NR	217,447
200,000	4.375%, 08/01/22 NPFG Insured	A3/AA-/NR	207,292
240,000	4.500%, 08/01/23 NPFG Insured	A3/AA-/NR	249,252
255,000	4.500%, 08/01/24 NPFG Insured	A3/AA-/NR	264,718
290,000	4.500%, 08/01/27 NPFG Insured	A3/AA-/NR	300,295
245,000	4.600%, 08/01/28 NPFG Insured	A3/AA-/NR	253,796
315,000	4.625%, 08/01/29 NPFG Insured	A3/AA-/NR	326,189
375,000	4.000%, 02/01/28 Series 2012C	NR/A+/NR	394,688
305,000	4.000%, 02/01/29 Series 2012C	NR/A+/NR	321,171
435,000	4.000%, 02/01/26 Series 2012F	NR/A+/NR	458,629
450,000	4.000%, 02/01/27 Series 2012F	NR/A+/NR	471,168
465,000	4.000%, 02/01/28 Series 2012F	NR/A+/NR	484,074
490,000	4.000%, 02/01/29 Series 2012F	NR/A+/NR	507,753

	Kentucky State Office Building COP
1,640,000	5.000%, 06/15/34	Aa3/NR/NR	1,834,783

	Kentucky State Property and Buildings Commission
1,020,000	5.000%, 11/01/20	Aa3/A+/A+	1,141,849
1,375,000	5.375%, 11/01/23	Aa3/A+/A+	1,552,128
1,000,000	5.000%, 10/01/25	Aa3/A+/A+	1,159,980
750,000	5.500%, 11/01/28	Aa3/A+/A+	846,773
2,800,000	5.250%, 02/01/28 AGC Insured	Aa3/AA/A+	3,129,392
2,500,000	5.000%, 02/01/29 AGC Insured	Aa3/AA/A+	2,763,475
2,820,000	5.750%, 04/01/24 Project 91	A1/A+/A	3,144,864
2,625,000	5.750%, 04/01/29 Project 91	A1/A+/A	2,915,430
625,000	4.000%, 04/01/26 Project 105	A1/A+/A	662,081
655,000	4.000%, 04/01/27 Project 105	A1/A+/A	689,257
1,500,000	5.000%, 10/01/29 Project 106	Aa3/A+/A+	1,694,055
3,000,000	5.000%, 08/01/33 Project 108	Aa3/A+/A+	3,357,420

	Total Agencies		44,522,000

	Airports (8.0%)

	Kenton County, Kentucky Airport Board Airport Revenue
1,300,000	5.000%, 03/01/23 NPFG Insured AMT	A3/AA-/A-	1,303,614

	Lexington-Fayette Urban County Airport Board, Kentucky
1,555,000	5.000%, 07/01/28 2012 Series A AMT	Aa2/AA/NR	1,743,450
400,000	5.000%, 07/01/29 2012 Series A AMT	Aa2/AA/NR	440,020
1,350,000	5.000%, 07/01/30 2012 Series A AMT	Aa2/AA/NR	1,479,789
750,000	5.000%, 07/01/31 2012 Series A AMT	Aa2/AA/NR	816,758

	Louisville, Kentucky Regional Airport Authority
2,070,000	5.000%, 07/01/23 AMT	NR/A+/A+	2,403,498
2,325,000	5.000%, 07/01/26 AMT	NR/A+/A+	2,647,640
1,060,000	5.000%, 07/01/18 AMT (pre-refunded)	A2/A+/A+	1,176,812
1,000,000	5.250%, 07/01/23 AGMC Insured AMT (pre-refunded)	A2/NR/A+	1,115,950
2,610,000	5.000%, 07/01/24 AMBAC Insured AMT (pre-refunded)	A2/NR/A+	2,610,000
2,895,000	5.000%, 07/01/27 Series A AMT	NR/A+/A+	3,270,192

	Total Airports		19,007,723

	Higher Education (9.2%)

	Boyle County, Kentucky College Refunding & Improvement
1,035,000	4.500%, 06/01/22 AGC Insured	A3/AA/NR	1,099,863
200,000	4.625%, 06/01/24 AGC Insured	A3/AA/NR	212,690

	Eastern Kentucky University General Receipts
1,250,000	4.000%, 10/01/27	Aa3/A+/NR	1,298,900
870,000	4.500%, 04/01/32 Series A	Aa3/NR/NR	954,007

	Lexington-Fayette, Kentucky Urban County Government Transylvania University Project
1,390,000	4.500%, 03/01/29	NR/A+/NR	1,446,198

	Louisville & Jefferson County, Kentucky University of Louisville
525,000	5.000%, 06/01/20 AMBAC Insured	NR/NR/NR*	525,635

	Morehead State University, Kentucky General Receipts
1,000,000	5.000%, 04/01/29 Series A	Aa3/NR/NR	1,158,580
1,000,000	4.000%, 04/01/31 Series A	Aa3/NR/NR	1,030,070

	Murray State University Project, Kentucky General Receipts
745,000	4.500%, 09/01/23 AMBAC Insured	Aa3/A+/NR	798,901
1,850,000	4.500%, 03/01/30 Series A	Aa3/NR/NR	2,020,959

	University of Kentucky General Receipts
885,000	4.500%, 10/01/22 Syncora Guarantee, Inc. Insured (pre-refunded)	Aa2/AA/NR	929,914
1,545,000	4.500%, 10/01/23 Syncora Guarantee, Inc. Insured (pre-refunded)	Aa2/AA/NR	1,623,409
1,625,000	4.500%, 10/01/25 Syncora Guarantee, Inc. Insured (pre-refunded)	Aa2/AA/NR	1,707,469
1,010,000	4.500%, 10/01/26 Syncora Guarantee, Inc. Insured (pre-refunded)	Aa2/AA/NR	1,061,258

	University of Louisville, Kentucky General Receipts
1,000,000	5.000%, 09/01/30 2011 Series A	Aa3/AA-/NR	1,152,810

	Western Kentucky University General Receipts
2,000,000	4.200%, 09/01/25 Series A NPFG Insured	Aa3/AA-/NR	2,102,180
2,475,000	4.200%, 09/01/26 Series A NPFG Insured	Aa3/AA-/NR	2,593,924

	Total Higher Education		21,716,767

	Hospital (14.8%)

	City of Ashland, Kentucky, Medical Center (Ashland Hospital Corp.)
2,000,000	5.000%, 02/01/22 Series B	A3/BBB/A-	2,190,160
1,535,000	5.000%, 02/01/23 Series B	A3/BBB/A-	1,678,876

	Hardin County, Kentucky, Hardin Memorial Hospital
735,000	5.500%, 08/01/22 AGMC Insured	A2/AA/NR	866,109
675,000	5.500%, 08/01/23 AGMC Insured	A2/AA/NR	802,589
500,000	5.250%, 08/01/24 AGMC Insured	A2/AA/NR	582,815

	Kentucky Economic Development Finance Authority, Baptist Healthcare System
4,795,000	5.375%, 08/15/24	A2/NR/A+	5,324,704

	Kentucky Economic Development Finance Authority, Catholic Health
500,000	2.700%, 05/01/39 Series B	A2/A/A+	500,570

	Kentucky Economic Development Finance Authority, Kings Daughter Medical Center
1,000,000	5.000%, 02/01/30	A3/BBB/A-	1,078,580

	Louisville & Jefferson County, Kentucky Metropolitan Government Health System, Norton Healthcare, Inc.
7,030,000	5.000%, 10/01/26	NR/A-/A-	7,362,027
1,100,000	5.000%, 10/01/30	NR/A-/A-	1,146,673

	Louisville & Jefferson County, Kentucky Metropolitan Government, Louisville Medical Center, Laundry Facility Project
695,000	4.250%, 05/01/23 Series 2012	NR/A-/NR	747,028

	Louisville & Jefferson County, Kentucky Metropolitan Government, Louisville Medical Center, Steam & Chilled Water Plant Project
915,000	4.250%, 05/01/22 Series 2012A	NR/A-/NR	1,009,968

	Louisville & Jefferson County, Kentucky Metropolitan Government Revenue Refunding, Catholic Health Initiatives
1,000,000	5.000%, 12/01/30	A2/A/A+	1,083,590

	Louisville & Jefferson County, Kentucky Metropolitan Government, Catholic Health Initiatives
2,005,000	5.000%, 12/01/35 Series 2012A	A2/A/A+	2,132,277

	Russell, Kentucky Bon Secours Health System
3,100,000	5.000%, 11/01/26 Series 2013	A3/A-/A	3,495,901

	Warren County, Kentucky, Warren County Community Hospital Corp.
3,975,000	5.000%, 04/01/28	NR/A/NR	4,427,117
680,000	4.000%, 10/01/29	NR/A/NR	674,859

	Total Hospital		35,103,843

	Housing (2.5%)

	Kentucky Housing Corporation Housing Revenue
270,000	4.500%, 07/01/25	Aaa/AAA/NR	287,639
600,000	4.750%, 07/01/26	Aaa/AAA/NR	623,808
470,000	4.800%, 01/01/18 AMT	Aaa/AAA/NR	470,362
575,000	4.800%, 07/01/18 AMT	Aaa/AAA/NR	575,426
1,570,000	4.800%, 07/01/22 AMT	Aaa/AAA/NR	1,592,624
1,005,000	5.000%, 01/01/23 AMT	Aaa/AAA/NR	1,014,487

	Kentucky Housing Multifamily Mortgage Revenue
1,325,000	5.000%, 06/01/35 AMT	NR/NR/NR*	1,330,181

	Total Housing		5,894,527

	Local Public Property (6.8%)

	Grant County, Kentucky Public Property Corp. Justice Center Project
1,000,000	4.500%, 12/01/24	Aa3/NR/NR	1,078,660

	Jefferson County, Kentucky Capital Projects
1,575,000	4.250%, 06/01/23 AGMC Insured	Aa3/NR/AA+	1,666,618
1,950,000	4.375%, 06/01/24 AGMC Insured	Aa3/NR/AA+	2,065,733
1,640,000	4.375%, 06/01/28 AGMC Insured	Aa3/NR/AA+	1,723,673
2,060,000	4.375%, 06/01/26 Series A AGMC Insured	Aa3/NR/AA+	2,180,242
1,070,000	4.375%, 06/01/27 Series A AGMC Insured	Aa3/NR/AA+	1,130,594

	Kentucky Association of Counties Finance Corp. Financing Program
1,145,000	4.250%, 02/01/24	NR/AA-/NR	1,262,786
515,000	4.000%, 02/01/25	NR/AA-/NR	538,608
315,000	5.375%, 02/01/27	NR/AA-/NR	364,288
330,000	5.375%, 02/01/28	NR/AA-/NR	380,520

	Kentucky Bond Corp. Financing Program
915,000	5.125%, 02/01/28	NR/AA-/NR	1,053,000

	Laurel County, Kentucky Public Property Corp. Justice Center Project
250,000	4.625%, 03/01/28	Aa3/NR/NR	270,715

	Lexington-Fayette Urban County, Kentucky Public Facilities
500,000	4.125%, 10/01/23 NPFG Insured	Aa3/NR/NR	518,260
500,000	4.250%, 10/01/26 NPFG Insured	Aa3/NR/NR	519,465

	River City Parking Authority of River City, Inc., Kentucky First Mortgage
1,000,000	4.750%, 06/01/27 2013 Series B	Aa2/AA/NR	1,127,540

	Warren County, Kentucky Justice Center
365,000	4.300%, 09/01/22 NPFG Insured	Aa3/NR/NR	367,164

	Total Local Public Property		16,247,866

	School Building (17.7%)

	Barren County, Kentucky School Building Revenue
1,265,000	4.250%, 08/01/25 AGC Insured (pre-refunded)	Aa3/NR/NR	1,317,194
1,670,000	4.375%, 08/01/26 AGC Insured (pre-refunded)	Aa3/NR/NR	1,741,125

	Boone County, Kentucky School District Finance Corp. School Building Revenue
1,000,000	4.125%, 08/01/22 Syncora Guarantee, Inc. Insured (pre-refunded)	Aa3/NR/NR	1,002,790
1,580,000	4.500%, 08/01/23 AGMC Insured (pre-refunded)	Aa3/NR/NR	1,649,409
1,250,000	4.125%, 03/01/25 AGMC Insured	Aa3/NR/NR	1,303,350

	Bullitt County, Kentucky School District Finance Corp.
1,145,000	4.500%, 04/01/27	Aa3/NR/NR	1,239,932
1,200,000	4.500%, 04/01/28	Aa3/NR/NR	1,298,484

	Campbell County, Kentucky School District Finance Corp. School Building
340,000	3.500%, 08/01/22	Aa3/NR/NR	359,819

	Fayette County, Kentucky School District Finance Corp.
2,000,000	5.000%, 08/01/31†††	Aa3/A+/NR	2,246,840
4,335,000	4.375%, 05/01/26 AGMC Insured	A1/AA/NR	4,548,195
1,000,000	5.000%, 10/01/27 Series A	A1/A+/NR	1,144,160
750,000	4.250%, 06/01/29 Series A	A1/A+/NR	783,000

	Floyd County, Kentucky School Finance Corporation School Building
1,255,000	4.125%, 03/01/26 Syncora Guarantee, Inc. Insured (pre-refunded)	Aa3/NR/NR	1,286,526

	Fort Thomas, Kentucky Independent School District Finance Corp.
610,000	4.375%, 04/01/25 (pre-refunded)	Aa3/NR/NR	628,398

	Franklin County, Kentucky School District Finance Corp.
1,560,000	4.000%, 06/01/29	Aa3/NR/NR	1,641,650
1,135,000	4.000%, 04/01/24 Second Series	Aa3/NR/NR	1,245,401

	Jefferson County, Kentucky School District Finance Corp.
805,000	5.000%, 04/01/28 Series A	Aa2/AA-/NR	931,924
1,075,000	4.500%, 04/01/32 Series A	Aa2/AA-/NR	1,174,137
4,000,000	4.000%, 07/01/26 Series B	Aa2/AA-/NR	4,291,000

	Kenton County, Kentucky School District Finance Corp.
445,000	4.300%, 04/01/22 AGC Insured (pre-refunded)	Aa3/NR/NR	458,176
750,000	4.375%, 04/01/24 AGC Insured (pre-refunded)	Aa3/NR/NR	772,620
325,000	4.400%, 04/01/26 AGC Insured (pre-refunded)	Aa3/NR/NR	334,864
590,000	4.250%, 10/01/22 AGMC Insured (pre-refunded)	Aa3/NR/NR	618,131

	Larue County, Kentucky School District Finance Corp.
270,000	4.500%, 07/01/21 NPFG Insured (pre-refunded)	Aa3/NR/NR	280,938
470,000	4.500%, 07/01/22 NPFG Insured (pre-refunded)	Aa3/NR/NR	489,040
785,000	4.500%, 07/01/23 NPFG Insured (pre-refunded)	Aa3/NR/NR	816,800

	Laurel County, Kentucky School District Finance Corp.
300,000	4.000%, 06/01/16 AGMC Insured	Aa3/NR/NR	309,279

	Magoffin County, Kentucky School District
375,000	4.250%, 08/01/23 AMBAC Insured (pre-refunded)	Aa3/NR/NR	389,651
475,000	4.250%, 08/01/25 AMBAC Insured (pre-refunded)	Aa3/NR/NR	493,558

	Ohio County, Kentucky School Building Revenue
790,000	4.500%, 05/01/24	Aa3/NR/NR	851,991
325,000	4.500%, 05/01/25	Aa3/NR/NR	350,129

	Oldham County, Kentucky School District Finance Corp.
1,000,000	4.500%, 09/01/27 NPFG Insured	Aa3/NR/NR	1,068,140

	Owensboro, Kentucky Independent School District Finance Corp. School Building Revenue
890,000	4.375%, 09/01/24	Aa3/NR/NR	962,766

	Pendleton County, Kentucky School District Finance Corp. School Building Revenue
730,000	4.000%, 02/01/23 NPFG Insured (pre-refunded)	Aa3/NR/NR	768,595

	Pike County, Kentucky School Building Revenue
1,355,000	4.375%, 10/01/26 NPFG Insured	Aa3/NR/NR	1,426,829

	Spencer County, Kentucky School District Finance Corp., School Building Revenue
1,000,000	4.500%, 08/01/27 AGMC Insured	Aa3/NR/NR	1,060,900

	Warren County, Kentucky School District Finance Corp.
500,000	4.375%, 04/01/27 AGMC Insured	Aa3/NR/NR	532,970
295,000	4.125%, 02/01/23 NPFG Insured (pre-refunded)	Aa3/NR/NR	301,466

	Total School Building		42,120,177

	Turnpike/Highway (10.2%)

	Kentucky State Turnpike Authority
3,500,000	5.000%, 07/01/25	Aa2/AA/A+	4,008,795
1,000,000	5.000%, 07/01/25	Aa2/AA/A+	1,113,630
2,750,000	5.000%, 07/01/27	Aa2/AA/A+	3,053,050
1,100,000	5.000%, 07/01/28	Aa2/AA/A+	1,219,856
5,000,000	5.000%, 07/01/29 Series A	Aa2/AA/A+	5,786,300
4,030,000	5.000%, 07/01/30 Series A†††	Aa2/AA/A+	4,654,610
1,000,000	5.000%, 07/01/30 Series A	Aa2/AA/A+	1,153,800
3,000,000	4.450%, 07/01/22 Series B††††	Aa2/AA/A+	3,113,400

	Total Turnpike/Highway		24,103,441

	Utilities (8.3%)

	Campbell & Kenton Counties, Kentucky (Sanitation District)
2,370,000	4.000%, 08/01/27	Aa2/AA/NR	2,548,769
1,695,000	4.300%, 08/01/24 NPFG Insured	Aa2/AA/NR	1,758,783
300,000	4.300%, 08/01/27 NPFG Insured	Aa2/AA/NR	310,176
1,450,000	4.300%, 08/01/28 NPFG Insured	Aa2/AA/NR	1,497,299

	Kentucky State Municipal Power Agency, Prairie St. Project
1,000,000	5.000%, 09/01/23 AGMC Insured	A2/AA/NR	1,148,810

	Louisville & Jefferson County, Kentucky Metropolitan Sewer District
500,000	5.000%, 05/15/28 Series A	Aa3/AA/AA-	577,820
1,920,000	4.500%, 05/15/30 Series A	Aa3/AA/NR	2,109,005

	Northern Kentucky Water District
1,000,000	5.000%, 02/01/26	Aa3/NR/NR	1,148,620
1,825,000	6.000%, 02/01/28 AGMC Insured	Aa3/NR/NR	2,085,811

	Owensboro, Kentucky Electric, Light and Power
1,000,000	5.000%, 01/01/21 AGMC Insured	A2/AA/NR	1,136,850
3,500,000	5.000%, 01/01/26 AGMC Insured Series B	A2/AA/NR	3,941,980

	Owensboro, Kentucky Water Revenue
500,000	5.000%, 09/15/27 AGC Insured	A1/NR/NR	552,020

	Owensboro-Daviess County, Kentucky Regional Water Resource Agency Wastewater Refunding & Improvement
930,000	4.375%, 01/01/27 Series A Syncora Guarantee, Inc. Insured	NR/A+/NR	968,446

	Total Utilities		19,784,389

	Total Revenue Bonds		228,500,733

	Total Investments (cost $228,073,607-note b)	100.3%	237,943,001
	Other assets less liabilities	(0.3)	(643,343)
	Net Assets	100.0%	$237,299,658

Percent of
Portfolio Distribution By Quality Rating	Investments †

Aaa of Moody's or AAA of S&P	1.9%
Pre-refunded bonds †† / Escrowed to Maturity bonds	12.7
Aa of Moody's or AA of S&P or Fitch	60.0
A of Moody's or S&P or Fitch	24.6
Not Rated*	0.8
100.0%

PORTFOLIO ABBREVIATIONS:
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
FGIC - Financial Guaranty Insurance Co.
NPFG - National Public Finance Guarantee
NR - Not Rated

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

† Where applicable, calculated using the highest rating of the three NRSRO.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

††† Security purchased on a delayed delivery or when-issued basis.

†††† Security pledged as collateral for the Fund's delayed delivery or when-issued commitments.

See accompanying notes to financial statements.

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS
June 30, 2015
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $227,861,575 amounted to of $10,081,426, which consisted of aggregate gross unrealized appreciation of $11,005,898 and aggregate gross unrealized depreciation of $924,472.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2015:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	237,943,001
Level 3 – Significant Unobservable Inputs	-
Total	$237,943,001
+See schedule of investments for a detailed listing of securities.

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2015
(unaudited)

Principal Amount	General Obligation Bonds (32.5%)	Ratings Moody's, S&P and Fitch	Value	(a)

	Barrington, Rhode Island
$1,120,000	2.500%, 08/01/25	Aa1/NR/NR	$1,142,613

	Bristol, Rhode Island
2,200,000	4.000%, 02/15/26 AGC Insured	Aa2/AA+/NR	2,327,182
2,000,000	4.375%, 02/15/29 AGC Insured	Aa2/AA+/NR	2,127,160

	Coventry, Rhode Island
500,000	3.375%, 11/01/21 AGMC Insured	A1/NR/NR	536,615
1,605,000	3.625%, 03/15/27 MAC Insured	A1/AA/NR	1,676,390

	Cranston, Rhode Island
2,455,000	4.625%, 07/01/25 AGMC Insured	A2/AA/NR	2,656,482
990,000	4.750%, 07/01/28 AGMC Insured	A2/AA/NR	1,070,032
750,000	4.300%, 07/01/30 AGMC Insured Series 2010 A	A2/AA/A	791,280
1,515,000	4.250%, 07/15/24 BAM Insured Series B†††	A2/AA/A	1,695,088
1,570,000	4.250%, 07/15/25 BAM Insured Series B†††	A2/AA/A	1,757,191
1,000,000	4.250%, 04/01/18 NPFG Insured (pre-refunded)	A2/AA-/A	1,026,390
1,000,000	4.300%, 04/01/20 NPFG Insured (pre-refunded)	A2/AA-/A	1,024,880
1,000,000	4.500%, 04/01/23 NPFG Insured (pre-refunded)	A2/AA-/A	1,024,170
1,500,000	4.500%, 04/01/26 NPFG Insured (pre-refunded)	A2/AA-/A	1,534,245

	Cumberland, Rhode Island
1,000,000	4.250%, 08/01/17 AGMC Insured	Aa3/AA/NR	1,064,270
600,000	4.250%, 08/01/18 AGMC Insured	Aa3/AA/NR	650,250
500,000	4.250%, 11/01/27 Series 2011 A	NR/AA/NR	534,530
500,000	4.625%, 11/01/31 Series 2011 A	NR/AA/NR	537,195

	East Providence, Rhode Island Refunding
2,500,000	4.550%, 05/15/30 AGMC Insured	A2/AA/NR	2,632,250

	Hopkinton, Rhode Island
500,000	4.375%, 08/15/31	Aa3/NR/NR	528,650

	Johnston, Rhode Island
1,020,000	3.450%, 06/01/29 Series A	A3/AA-/NR	1,021,377
1,020,000	3.700%, 06/01/33 Series A	A3/AA-/NR	1,022,754

	Lincoln, Rhode Island
1,000,000	4.500%, 08/01/24 NPFG Insured (pre-refunded)	Aa2/NR/AA	1,043,380
1,775,000	4.500%, 08/01/25 NPFG Insured (pre-refunded)	Aa2/NR/AA	1,852,000
2,245,000	3.500%, 08/01/24 Series A	Aa2/NR/AA	2,443,256
2,225,000	3.500%, 08/01/25 Series A	Aa2/NR/AA	2,413,702

	Narragansett, Rhode Island
1,025,000	3.500%, 07/15/28	Aa2/AA/NR	1,103,915

	North Kingstown, Rhode Island
1,040,000	3.000%, 04/15/24 Series A	Aa2/AA+/NR	1,093,134

	Pawtucket, Rhode Island
1,950,000	4.500%, 07/15/26 AGC Insured	A3/NR/NR	2,092,253
1,500,000	4.750%, 07/15/29 AGC Insured	A3/NR/NR	1,611,195
1,010,000	4.000%, 11/01/25 AGMC Insured	A2/AA/NR	1,080,841

	Providence, Rhode Island
1,500,000	5.000%, 01/15/23 Series 2010 A AGMC Insured Refunding	A2/AA/NR	1,675,965
1,500,000	5.000%, 01/15/26 Series 2010 A AGMC Insured Refunding	A2/AA/NR	1,664,580
975,000	3.625%, 01/15/29 Series A AGMC Insured	A2/AA/BBB	949,016
2,510,000	3.750%, 01/15/30 Series A AGMC Insured	A2/AA/BBB	2,446,748
1,000,000	3.750%, 01/15/32 Series A AGMC Insured	A2/AA/BBB	966,450
500,000	4.000%, 07/15/19 Series A Refunding	Baa1/BBB/NR	543,740

	Rhode Island State & Providence Plantations Consolidated Capital Development Loan
2,000,000	3.750%, 11/01/23 Series A	Aa2/AA/AA	2,202,480
2,110,000	4.250%, 10/15/25 Series A	Aa2/AA/AA	2,352,671
1,150,000	4.000%, 10/15/24 Series B	Aa2/AA/AA	1,269,692
1,750,000	3.250%, 10/15/31 Series B	Aa2/AA/AA	1,660,470
1,500,000	5.000%, 11/01/34 Series B	Aa2/AA/AA	1,687,695
2,000,000	5.000%, 08/01/23 Series D	Aa2/AA/AA	2,389,100
2,000,000	5.000%, 08/01/24 Series D	Aa2/AA/AA	2,408,860

	Richmond, Rhode Island
1,020,000	3.000%, 08/01/24	Aa3/NR/NR	1,084,209

	Warwick, Rhode Island
1,000,000	4.000%, 08/01/16 AGMC Insured Series 2008	A1/AA/NR	1,029,550
1,015,000	4.000%, 08/01/17 AGMC Insured Series 2008	A1/AA/NR	1,070,774
905,000	4.250%, 01/15/18 Syncora Guarantee, Inc. Insured	A1/AA-/NR	920,982

	West Greenwich, Rhode Island
1,175,000	3.000%, 08/15/26	NR/AA+/NR	1,235,771

	West Warwick, Rhode Island
1,900,000	4.625%, 04/01/26 AGC Insured	A3/NR/NR	2,053,672
1,000,000	4.750%, 04/01/29 AGC Insured	A3/NR/NR	1,067,580

	Westerly, Rhode Island
900,000	4.000%, 07/01/17 NPFG Insured (pre-refunded)	Aa2/AA/NR	932,040
900,000	4.000%, 07/01/18 NPFG Insured (pre-refunded)	Aa2/AA/NR	932,040

	Total General Obligation Bonds		75,658,755

	Revenue Bonds (68.4%)

	Development (5.7%)

	Providence, Rhode Island Redevelopment Agency Refunding Public Safety Building Project
1,680,000	5.000%, 04/01/26 AGMC Insured Series A	A2/AA/NR	1,881,902

	Rhode Island Certificates of Participation (Central Power Plant)
1,000,000	4.000%, 10/01/20 Series D AGMC Insured	Aa3/AA/AA-	1,059,530

	Rhode Island Convention Center Authority Refunding
8,000,000	4.000%, 05/15/23 Series A††††	Aa3/AA-/AA-	8,719,920
1,500,000	5.500%, 05/15/27 AGC Insured Series A	Aa3/AA/AA-	1,699,950

	Total Development		13,361,302

	Higher Education (10.6%)

	Rhode Island Health and Education Building Corp., Bryant University
1,115,000	4.500%, 12/01/27 Series 2011	A2/A/NR	1,198,291
1,455,000	4.750%, 12/01/29 Series 2011	A2/A/NR	1,576,696
1,000,000	5.000%, 12/01/30 Series 2011	A2/A/NR	1,096,760
1,425,000	5.000%, 12/01/31 Series 2011	A2/A/NR	1,557,725

	Rhode Island Health and Education Building Corp., Higher Educational Facilities
4,000,000	5.000%, 09/15/30 AGMC Insured	A2/NR/NR	4,379,760

	Rhode Island Health and Education Building Corp., Johnson & Wales University
900,000	5.500%, 04/01/16 Series 1999 A NPFG Insured	NR/AA-/NR	932,535
785,000	5.500%, 04/01/17 Series 1999 A NPFG Insured	NR/AA-/NR	847,337

	Rhode Island Health and Educational Building Corp., Higher Education Facility, New England Institute of Technology
1,250,000	4.750%, 03/01/30 Series 2010 A	NR/A-/A+	1,335,325

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Rhode Island School of Design
1,500,000	3.500%, 08/15/29 AGMC Insured Series B	A1/AA/NR	1,501,830
1,000,000	3.500%, 08/15/30 AGMC Insured Series B	A1/AA/NR	994,170
3,000,000	3.500%, 06/01/29 Series 2012	A1/NR/A+	2,990,100
2,000,000	4.000%, 06/01/31 Series 2012	A1/NR/A+	2,058,320

	Rhode Island Health and Educational Building Corp., Higher Education Facility, University of Rhode Island Auxiliary Enterprise
2,000,000	5.000%, 09/15/30 Series 2010 B AGMC Insured	A1/AA/NR	2,221,360

	Rhode Island Health and Educational Building Corp., University of Rhode Island
1,000,000	4.500%, 09/15/26 Series 2005 G Refunding AMBAC Insured	Aa3/A+/NR	1,006,080

	Rhode Island Health and Education Facilities Authority, Providence College
1,000,000	4.000%, 11/01/31	A2/A/NR	1,031,520

	Total Higher Education		24,727,809

	Hospital (4.4%)

	Rhode Island Health & Education Building Corp., Hospital Financing, Care New England

500,000	5.000%, 09/01/20 Series 2013 A	NR/BBB-/BBB	546,895
500,000	5.000%, 09/01/22 Series 2013 A	NR/BBB-/BBB	541,150

	Rhode Island Health & Education Building Corp., Lifespan Obligation
1,500,000	5.250%, 05/15/26 NPFG Insured	A3/AA-/NR	1,503,390
2,500,000	5.000%, 05/15/20 Series A AGMC Insured	A2/AA/NR	2,591,150
5,000,000	5.000%, 05/15/26 Series A AGMC Insured	A2/AA/NR	5,166,500

	Total Hospital		10,349,085

	Housing (6.9%)

	Rhode Island Housing & Mortgage Finance Corp. Home Funding
2,485,000	4.000%, 10/01/25 Series 2010 #3	Aa2/NR/NR	2,601,696
1,000,000	4.100%, 04/01/28 Series 2010 #3	Aa2/NR/NR	1,032,770
1,505,000	4.050%, 10/01/26 2011 Series 4	Aa2/NR/NR	1,569,896
1,250,000	3.050%, 10/01/28 Series 5	Aa2/NR/NR	1,176,813
985,000	3.350%, 10/01/33 Series 5	Aa2/NR/NR	918,394
2,185,000	3.450%, 04/01/35 Series 5	Aa2/NR/NR	2,047,564

	Rhode Island Housing & Mortgage Finance Corp. Multi-Family Housing
2,500,000	4.625%, 10/01/25 Series 2010 A	Aaa/NR/NR	2,650,775
2,000,000	5.000%, 10/01/30 Series 2010 A	Aaa/NR/NR	2,107,900
1,000,000	3.250%, 10/01/27 Series 1B	Aa2/NR/NR	984,070
1,000,000	3.400%, 10/01/29 Series 3B	Aa2/NR/NR	974,020

	Total Housing		16,063,898

	Public School (25.7%)

	Providence, Rhode Island Public Building Authority, School Projects
3,000,000	4.500%, 05/15/27 Series 2007 B AGMC Insured (pre-refunded)	A2/AA/NR	3,209,520
2,000,000	4.500%, 05/15/28 Series 2007 C AGMC Insured (pre-refunded)	A2/AA/NR	2,139,680

	Rhode Island Certificates of Participation (School for the Deaf Project)
1,000,000	5.500%, 04/01/27 Series C 2009 AGC Insured	Aa3/AA/AA-	1,136,580
500,000	5.625%, 04/01/29 Series C 2009 AGC Insured	Aa3/AA/AA-	568,400

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Providence College
2,490,000	4.000%, 11/01/24 Series 2015†††	A2/A/NR	2,722,217

	Rhode Island Health and Education Building Corp., Public School Financing Program
1,000,000	5.000%, 05/15/17 Series 2006 A AGMC Insured (pre-refunded)	A2/AA/NR	1,040,080
500,000	5.000%, 05/15/20 Series 2007 A AGMC Insured	Aa3/NR/NR	536,820
500,000	5.000%, 05/15/17 Series 2008 A AGMC Insured	Aa3/NR/NR	539,140
1,000,000	4.250%, 05/15/21 Series 2007 B AGMC Insured	A2/AA/NR	1,051,900
1,125,000	5.000%, 05/15/24 Series 2008 B	A1/NR/NR	1,232,753
1,500,000	4.250%, 05/15/21 Series A AGMC Insured	Aa3/NR/NR	1,615,410
2,000,000	4.375%, 05/15/22 Series A AGMC Insured	Aa3/NR/NR	2,158,500
3,000,000	4.500%, 05/15/25 Series A AGMC Insured	Aa3/NR/NR	3,242,940
2,000,000	4.750%, 05/15/29 Series A AGMC Insured	Aa3/NR/NR	2,160,700

	Rhode Island Health and Education Building Corp., Public School Financing Program, Chariho Regional School District
1,000,000	5.000%, 05/15/26 Series 2011 B	Aa3/NR/NR	1,146,570

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Coventry
1,000,000	3.750%, 05/15/28 Series 2013 B AGMC Insured	A1/AA/NR	1,012,660
1,000,000	4.000%, 05/15/33 AGMC Insured	A1/AA/NR	1,014,350

	Rhode Island Health and Education Building Corp., Public School Financing Program, East Greenwich
1,150,000	3.125%, 05/15/28	Aa1/AA+/NR	1,158,108
1,000,000	3.250%, 05/15/29	Aa1/AA+/NR	1,009,180
1,000,000	3.375%, 05/15/30	Aa1/AA+/NR	1,009,440
1,200,000	3.500%, 05/15/31	Aa1/AA+/NR	1,216,056

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of East Providence
1,000,000	3.625%, 05/15/32 Series B	Aa3/NR/NR	977,110

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Little Compton
1,620,000	4.000%, 05/15/25 Series 2013 H	NR/AAA/NR	1,777,804

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Newport
1,000,000	4.000%, 05/15/27 Series 2013C	NR/AA+/NR	1,060,270

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of North Kingstown
1,500,000	3.750%, 05/15/28 Series 2013 A	Aa2/AA+/NR	1,558,845

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of North Providence
1,000,000	4.000%, 11/15/20 Series 2013 I	A1/A/NR	1,085,220
1,100,000	4.500%, 11/15/22 Series 2013 I	A1/A/NR	1,224,311

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Pawtucket
1,570,000	4.000%, 05/15/26 Series 2014 C	A1/NR/NR	1,684,971

	Rhode Island Health and Education Building Corp., Public School Financing Program, Providence Public Buildings Authority
3,000,000	3.500%, 05/15/24 AGMC Insured Series 2015A	A1/AA/NR	3,104,010
3,000,000	3.750%, 05/15/27 AGMC Insured Series 2015A	A1/AA/NR	3,069,540
3,000,000	4.000%, 05/15/28 AGMC Insured Series 2015A	A1/AA/NR	3,106,320

	Rhode Island Health and Education Building Corp., Public School Financing Program, Providence Public Schools
1,000,000	5.000%, 05/15/20 AGMC Insured (pre-refunded)	A2/AA/NR	1,040,080
2,000,000	4.500%, 05/15/22 Series 2013 A	A1/NR/NR	2,173,020
2,000,000	4.500%, 05/15/23 Series 2013 A	A1/NR/NR	2,173,520
2,000,000	4.500%, 05/15/24 Series 2013 A	A1/NR/NR	2,154,820

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Warwick
800,000	3.500%, 05/15/26 Series B MAC Insured	NR/AA/NR	848,160

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of West Warwick
935,000	4.000%, 05/15/21	A1/NR/NR	1,009,379
745,000	3.000%, 11/15/21	A1/NR/NR	761,025

			59,729,409
	Total Public School

	Student Loan (0.5%)

	State of Rhode Island Student Loan Authority	NR/A+/A	1,049,500
1,000,000	4.750%, 12/01/23 Senior Series 2010 B

	Transportation (7.7%)

	Rhode Island State Economic Development Corp., Airport Revenue	A3/BBB+/BBB+	1,111,070
1,000,000	5.000%, 07/01/24 Series B	A3/BBB+/BBB+	2,073,380
2,000,000	4.000%, 07/01/24 Series B	A3/AA/BBB+	576,353
540,000	4.625%, 07/01/26 AGC Insured Series B	A3/AA/BBB+	1,087,450
1,000,000	5.000%, 07/01/18 AGC Insured Series C	A3/AA-/BBB+	1,503,990
1,500,000	5.000%, 07/01/22 NPFG Insured Series C

	Rhode Island State Economic Development Corp., Motor Fuel Tax (Rhode Island Department of Transportation)	A3/A+/A	2,390,843
2,385,000	4.700%, 06/15/23 Series 2003 A AMBAC Insured	A3/A+/A	1,028,520
1,000,000	4.000%, 06/15/18 Series 2006 A AMBAC Insured

	Rhode Island State Economic Development Corp., (Rhode Island Airport Corp. Intermodal Facility Project)	Baa1/BBB+/NR	1,030,810
1,000,000	4.250%, 07/01/17 CIFG Assurance North America, Inc. Insured

	Rhode Island Economic Development Corp. (Rhode Island Department of Transportation)	A2/AA/A+	1,700,325
1,500,000	5.250%, 06/15/21 AGC Insured

	Rhode Island State Turnpike & Bridge Authority	NR/A-/A	537,670
500,000	4.125%, 12/01/23 Series 2010 A	NR/A-/A	1,724,608
1,600,000	4.625%, 12/01/27 Series 2010 A	NR/A-/A	2,186,460
2,000,000	5.125%, 12/01/35 Series 2010 A	NR/A-/A	1,084,500
1,000,000	5.000%, 12/01/35 Series 2010 A
			18,035,979
	Total Transportation

	Water and Sewer (6.6%)

	Narragansett, Rhode Island Bay Commission Wastewater System	NR/AA-/NR	3,334,927
3,145,000	4.000%, 02/01/28 Series A	A3/AA-/NR	366,237
365,000	5.000%, 08/01/27 Series 2003 A NPFG Insured (pre-refunded)	NR/AA-/NR	1,068,460
1,000,000	5.000%, 02/01/32 Series 2007 A NPFG Insured (pre-refunded)

	Rhode Island Clean Water Protection Finance Agency	Aaa/NR/NR	1,549,542
1,545,000	4.750%, 10/01/18 Series A AMBAC Insured	Aaa/AA-/NR	258,139

255,000	5.400%, 10/01/15 1993 Series A NPFG Insured	Aaa/NR/NR	501,360
500,000	4.750%, 10/01/20 1999 Series A AMBAC Insured

	Rhode Island Clean Water Finance Agency, Water Pollution Control Bonds	Aaa/AAA/NR	310,964
310,000	5.000%, 10/01/18 Series B NPFG Insured	Aaa/AAA/AAA	4,776,245
4,765,000	4.375%, 10/01/21 Series 2002 B NPFG Insured

	Rhode Island Clean Water Protection Finance Agency Safe Drinking Water Revolving Fund	NR/AAA/AAA	1,158,248
1,085,000	3.500%, 10/01/25	NR/AAA/AAA	1,015,560
1,000,000	3.750%, 10/01/33	NR/AAA/AAA	1,009,150
1,000,000	3.750%, 10/01/34
			15,348,832
	Total Water and Sewer

	Other Revenue (0.3%)

	State of Rhode Island Depositors Economic Protection Corp.	NR/NR/NR*	304,445
250,000	5.750%, 08/01/21 Series A AGMC Insured ETM	NR/AA-/NR	273,628
215,000	6.375%, 08/01/22 Series A NPFG Insured ETM
			578,073
	Total Other Revenue
			159,243,887
	Total Revenue Bonds
		100.9%	234,902,642
	Total Investments (cost $228,807,129-note b)	(0.9)	(1,997,293)
	Other assets less liabilities	100.0%	$232,905,349
	Net Assets

Percent of
Portfolio Distribution By Quality Rating	Investments †
7.3%
Aaa of Moody's or AAA of S&P or Fitch	8.0
Pre-refunded bonds †† / ETM bonds	60.6
Aa of Moody's or AA of S&P or Fitch	23.0
A of Moody's or S&P or Fitch	1.1
Not rated*	100.0%

PORTFOLIO ABBREVIATIONS:

AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
CIFG - CDC IXIS Financial Guaranty
ETM - Escrowed to Maturity
MAC - Municipal Assurance Corp.
NPFG - National Public Finance Guarantee
NR - Not Rated

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

† Where applicable, calculated using the highest rating of the three NRSRO.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

††† Security purchased on a delayed delivery or when-issued basis.

†††† Security pledged as collateral for the Fund's delayed delivery or when-issued commitments.

See accompanying notes to financial statements.

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2015
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $228,771,396 amounted to $6,131,246, which consisted of aggregate gross unrealized appreciation of $7,771,016 and aggregate gross unrealized depreciation of $1,639,770.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2015:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs-Municipal Bonds+	234,902,642
Level 3 – Significant Unobservable Inputs	-
Total	$234,902,642

+See schedule of investments for a detailed listing of securities.

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS
June 30, 2015
(unaudited)
Principal Amount	General Obligation Bonds (27.1%)	Ratings Moody's, S&P and Fitch	Value	(a)

	Hospital (0.8%)

	Rangely, Colorado Hospital District Refunding
$2,000,000	5.500%, 11/01/22	Baa1/NR/NR	$2,325,780

	Metropolitan District (5.2%)

	Denver, Colorado Urban Renewal Authority, Tax Increment Revenue, Stapleton Senior Series A-1
2,600,000	5.000%, 12/01/25	NR/NR/A-	2,987,478

	Fraser Valley, Colorado Metropolitan Recreational District
1,875,000	5.000%, 12/01/25 (pre-refunded)	NR/A/NR	2,054,963

	Hyland Hills Metro Park & Recreation District, Colorado
875,000	4.375%, 12/15/26 ACA Insured	NR/NR/NR*	888,449

	Meridian Metropolitan District, Colorado Refunding Series A
1,645,000	4.500%, 12/01/23	NR/A-/A	1,831,296

	North Metro Fire Rescue District, Colorado
1,200,000	4.625%, 12/01/20 AMBAC Insured	NR/AA/NR	1,268,928

	Park Creek Metropolitan District, Colorado Revenue Refunding & Improvement - Senior Property Tax Support
2,000,000	5.500%, 12/01/21 AGC Insured	NR/AA/BBB	2,253,080

	Poudre Tech Metropolitan District, Colorado Unlimited Property Tax Supported Revenue Refunding & Improvement, Series B
1,990,000	5.000%, 12/01/28 AGMC Insured	NR/AA/NR	2,200,681

	Stonegate Village Metropolitan District, Colorado Refunding & Improvement
325,000	5.000%, 12/01/23 NPFG Insured (pre-refunded)	A3/AA-/NR	345,040
175,000	5.000%, 12/01/23 NPFG Insured (pre-refunded)	A3/AA-/NR	185,791
585,000	5.000%, 12/01/24 NPFG Insured (pre-refunded)	A3/AA-/NR	621,071
315,000	5.000%, 12/01/24 NPFG Insured (pre-refunded)	A3/AA-/NR	334,423

	Total Metropolitan District		14,971,200

	School Districts (20.6%)

	Adams 12 Five Star Schools, Colorado
3,000,000	5.000%, 12/15/25	Aa2/AA-/NR	3,624,450
1,000,000	5.000%, 12/15/25	Aa2/AA-/NR	1,227,460

	Adams County, Colorado School District #50
1,000,000	4.000%, 12/01/23	Aa2/AA-/NR	1,118,700
3,000,000	4.000%, 12/01/24	Aa2/AA-/NR	3,330,180

	Adams & Arapahoe Counties, Colorado Joint School District #28J
2,500,000	5.500%, 12/01/23 (pre-refunded)	Aa2/AA-/NR	2,862,750

	Adams & Weld Counties, Colorado School District #27J
1,030,000	5.000%, 12/01/22	Aa2/AA-/NR	1,222,136
2,000,000	5.000%, 12/01/24	Aa2/AA-/NR	2,353,680
1,000,000	5.000%, 12/01/25	Aa2/AA-/NR	1,204,590
1,000,000	5.375%, 12/01/26 NPFG Insured (pre-refunded)	Aa2/AA-/NR	1,066,890

	Arapahoe County, Colorado School District #001 Englewood
3,235,000	5.000%, 12/01/27	Aa2/NR/NR	3,787,894

	Boulder Larimer & Weld Counties, Colorado
1,500,000	5.000%, 12/15/28	Aa2/AA/NR	1,686,735
1,260,000	5.000%, 12/15/26 AGMC Insured (pre-refunded)	Aa2/AA/NR	1,339,834

	Boulder Larimer & Weld Counties, Colorado Series A
2,000,000	5.000%, 12/15/24	Aa2/AA/NR	2,440,720

	Denver, Colorado City & County School District No. 1
3,000,000	4.000%, 12/01/26	Aa2/AA-/AA+	3,262,800
3,000,000	5.250%, 12/01/27 (pre-refunded)	Aa2/AA-/NR	3,444,540

	Denver, Colorado City & County School District No. 1 Series B
2,000,000	5.000%, 12/01/25	Aa2/AA-/AA+	2,418,480

	Eagle County School District, Colorado, Eagle, Garfield & Routt School District #50J
1,170,000	5.000%, 12/01/25	Aa2/AA-/NR	1,396,290

	El Paso County, Colorado School District #20
1,500,000	4.500%, 12/15/25 AGMC Insured (pre-refunded)	Aa2/NR/NR	1,630,110

	El Paso County, Colorado School District #20 Refunding
1,945,000	4.375%, 12/15/23	Aa2/NR/NR	2,207,770

	Gunnison Watershed, Colorado School District
1,025,000	5.250%, 12/01/26 (pre-refunded)	Aa2/AA-/NR	1,165,200

	Jefferson County, Colorado School District #R-001
3,000,000	5.250%, 12/15/25 AGMC Insured (pre-refunded)	Aa2/AA/NR	3,200,820

	La Plata County, Colorado School District #9-R Durango Refunding
3,000,000	4.500%, 11/01/23	Aa2/NR/NR	3,431,580

	Larimer, Weld & Boulder Counties, Colorado School District No. R-2J, Thompson Refunding
1,500,000	4.250%, 12/15/24	Aa2/NR/NR	1,677,225
750,000	4.500%, 12/01/26	Aa3/NR/NR	844,830

	Mesa County, Colorado Valley School District No. 051, Grand Junction Refunding
3,000,000	5.000%, 12/01/23	Aa2/NR/NR	3,633,480

	San Miguel County, Colorado School District R-1 Telluride
1,055,000	5.000%, 12/01/25	Aa2/AA/NR	1,274,767

	Summit County, Colorado School District No. RE 1 Refunding
2,000,000	4.000%, 12/01/24	Aa1/NR/NR	2,176,440

	Weld County, Colorado School District #2
90,000	5.000%, 12/01/15 AGMC Insured	Aa2/AA/NR	90,305

	Total School Districts		59,120,656

	Water & Sewer (0.5%)

	Central Colorado Water Conservancy District, Adams Morgan & Weld Counties
1,185,000	5.000%, 12/01/24	NR/A/NR	1,384,767

	Total Water & Sewer		1,384,767

	Total General Obligation Bonds		77,802,403

	Revenue Bonds (71.9%)

	Airport (3.8%)

	Denver, Colorado City & County Airport Revenue System, Series A
4,340,000	5.000%, 11/15/24	A1/A+/A+	4,995,948
1,210,000	5.250%, 11/15/28	A1/A+/A+	1,377,658
3,000,000	5.250%, 11/15/29	A1/A+/A+	3,402,240

	Walker Field, Colorado Public Airport Authority Airport Revenue
1,000,000	5.000%, 12/01/22	Baa2/NR/NR	1,068,070

	Total Airport		10,843,916

	Electric (3.6%)

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A
2,000,000	4.750%, 11/15/27	Aa2/AA/AA	2,249,780

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A-1
1,000,000	4.000%, 11/15/26	Aa2/AA/AA	1,083,120
1,000,000	4.000%, 11/15/27	Aa2/AA/AA	1,073,200

	Colorado Springs, Colorado Utilities Revenue Refunding Series B
1,285,000	5.250%, 11/15/23	Aa2/AA/AA	1,458,051
2,600,000	5.000%, 11/15/23	Aa2/AA/AA	3,117,400

	Colorado Springs, Colorado Utilities Revenue, Series C-2
1,060,000	5.000%, 11/15/23	Aa2/AA/AA	1,266,954

	Total Electric		10,248,505

	Higher Education (20.0%)

	Adams State College, Colorado Auxiliary Facilities Improvement Series A
1,000,000	5.200%, 05/15/27 (pre-refunded)	Aa2/AA-/NR	1,151,990

	Adams State College, Colorado Auxiliary Facilities Refunding, Series B
3,000,000	4.500%, 05/15/29 ††††	Aa2/AA-/NR	3,261,960

	Colorado Educational & Cultural Facility Authority, Student Housing - Campus Village Apartments Refunding
2,935,000	5.375%, 06/01/28	NR/A/NR	3,171,033

	Colorado Educational & Cultural Facility Authority, University Corp. Atmosphere Project, Refunding
1,700,000	5.000%, 09/01/22	A2/A+/NR	1,945,786
1,635,000	5.000%, 09/01/28	A2/A+/NR	1,854,254

	Colorado Educational & Cultural Facility Authority, University of Denver Project
845,000	4.000%, 03/01/24	A1/NR/NR	920,467

	Colorado Educational & Cultural Facility Authority Refunding, University of Denver Project
1,000,000	5.250%, 03/01/26 NPFG Insured	A1/AA-/NR	1,210,940

	Colorado Educational & Cultural Facility Authority Refunding, University of Denver Project, Series B
3,085,000	5.000%, 03/01/22 NPFG/ FGIC Insured (pre-refunded)	A1/AA-/NR	3,180,080

	Colorado Educational & Cultural Facility Authority, University of Denver Project, Series B Refunding
3,620,000	5.250%, 03/01/23 NPFG Insured (pre-refunded)	A1/A+/AA	3,729,722

	Colorado School of Mines Enterprise Refunding & Improvement
1,455,000	5.000%, 12/01/24	Aa2/AA-/NR	1,637,748

	Colorado State Board of Governors University Enterprise System, Series A
2,300,000	5.000%, 03/01/25	Aa2/AA-/NR	2,674,831
930,000	5.000%, 03/01/28 AGMC Insured (pre-refunded)	Aa3/AA/NR	1,028,171

	Colorado State Board of Governors University Enterprise System, Series C
2,905,000	5.000%, 03/01/26	Aa2/AA-/NR	3,469,325

	Colorado State COP University of Colorado at Denver Health Sciences Center Fitzsimons Academic Projects Series B
3,135,000	5.250%, 11/01/25 NPFG (pre-refunded)	A3/AA-/NR	3,185,944

	Mesa State College, Colorado Auxiliary Facilities Enterprise
2,000,000	5.700%, 05/15/26 (pre-refunded)	NR/AA-/NR	2,231,980

	University of Colorado Enterprise System
2,000,000	5.000%, 06/01/27 (pre-refunded)	Aa2/NR/AA+	2,285,620
1,270,000	5.000%, 06/01/25	Aa2/NR/AA+	1,529,855

	University of Colorado Enterprise System Series A
2,000,000	4.750%, 06/01/27	Aa2/NR/AA+	2,272,520
2,620,000	5.000%, 06/01/29	Aa2/NR/AA+	3,075,801
1,165,000	5.000%, 06/01/26 NPFG Insured	Aa2/NR/AA+	1,409,231

	University of Colorado Enterprise System, Refunding, Series B
1,680,000	4.000%, 06/01/23	Aa2/NR/AA+	1,814,921

	University of Northern Colorado Greeley Institutional Enterprise Refunding, SHEIP, Series A
1,000,000	5.000%, 06/01/25	Aa2/AA-/NR	1,194,010
2,810,000	5.000%, 06/01/26	Aa2/AA-/NR	3,239,902
2,940,000	5.000%, 06/01/28	Aa2/AA-/NR	3,370,504

	Western State College, Colorado Institutional Enterprise, SHEIP, Series A
1,160,000	5.000%, 05/15/24	Aa2/AA-/NR	1,341,865

	Western State College, Colorado, SHEIP
1,020,000	5.000%, 05/15/27	Aa2/AA-/NR	1,150,468

	Total Higher Education		57,338,928

	Hospital (9.0%)

	Colorado Health Facility Authority Hospital Revenue, Adventist Health/Sunbelt, Refunding
2,500,000	5.125%, 11/15/29	Aa2/AA-/AA	2,628,650

	Colorado Health Facility Authority Hospital Revenue, Catholic Health
1,000,000	4.750%, 09/01/25 AGMC Insured	A2/AA/A+	1,078,710

	Colorado Health Facility Authority Hospital Revenue, Evangelical Lutheran Project Refunding
1,575,000	5.250%, 06/01/19	Baa1/BBB+/NR	1,633,102
1,000,000	5.250%, 06/01/21	Baa1/BBB+/NR	1,034,860
2,000,000	5.250%, 06/01/24	Baa1/BBB+/NR	2,066,780

	Colorado Health Facility Authority Hospital Revenue, NCMC, Inc. Project
2,000,000	5.250%, 05/15/26 Series A AGMC Insured	NR/AA/A+	2,264,820

	Colorado Health Facility Authority Hospital Revenue Refunding, Catholic Health, Series A
2,000,000	5.250%, 07/01/24	A2/A/A+	2,239,680

	Colorado Health Facility Authority Hospital Revenue, Valley View Hospital Association, Refunding
1,500,000	5.500%, 05/15/28	NR/A-/NR	1,647,750

	Colorado Health Facility Authority, Catholic Health Initiatives, Series D
2,000,000	5.000%, 10/01/16	A2/A/A+	2,101,560
1,000,000	6.000%, 10/01/23	A2/A/A+	1,141,600

	Colorado Health Facility Authority, Sisters Leavenworth, Refunding
3,000,000	5.250%, 01/01/25	Aa3/AA-/AA-	3,401,190

	Denver, Colorado Health & Hospital Authority Healthcare, Series A Refunding
2,000,000	5.000%, 12/01/18	NR/BBB/BBB+	2,107,680
1,500,000	5.000%, 12/01/19	NR/BBB/BBB+	1,579,470

	Park Hospital District Larimer County, Colorado Limited Tax
1,010,000	4.500%, 01/01/21 AGC Insured	A3/AA/NR	1,027,948

	Total Hospital		25,953,800

	Housing (0.7%)

	Colorado Housing & Finance Authority, Single Family Mortgage Class II
85,000	5.500%, 11/01/29	Aaa/AAA/NR	86,884

	Colorado Housing Finance Authority, Single Family Mortgage Class III Series A-5
1,500,000	5.000%, 11/01/34	A2/A/NR	1,536,720

	Colorado Housing and Finance Authority, Multi-Family Project C1-II Series A-2
320,000	5.400%, 10/01/29	Aa2/AA/NR	337,827

	Total Housing		1,961,431

	Lease (17.5%)

	Adams 12 Five Star Schools, Colorado COP
1,770,000	4.625%, 12/01/24	Aa3/A+/NR	1,936,132
500,000	5.000%, 12/01/25	Aa3/A+/NR	556,075

	Adams County, Colorado Corrections Facility COP, Series B
1,600,000	5.000%, 12/01/26	Aa2/AA/NR	1,795,840
1,200,000	5.125%, 12/01/27	Aa2/AA/NR	1,348,440

	Aurora, Colorado COP, Refunding Series A
1,500,000	5.000%, 12/01/26	Aa2/AA-/NR	1,706,370

	Brighton, Colorado COP Refunding Series A
1,865,000	5.000%, 12/01/24 AGMC Insured	A1/AA/NR	2,144,992

	Broomfield, Colorado COP
2,000,000	4.500%, 12/01/28	Aa3/NR/NR	2,200,940

	Colorado Educational & Cultural Facilities Authority, Ave Maria School Project Refunding
1,000,000	4.850%, 12/01/25 Radian Insured	A3/AA/NR	1,053,490

	Colorado Educational & Cultural Facilities Authority, Charter School - James, Refunding & Improvement
3,000,000	5.000%, 08/01/27 AGC Insured	NR/AA/NR	3,087,870

	Colorado State BEST COP Series G
3,000,000	4.250%, 03/15/23	Aa2/AA-/NR	3,285,180

	Colorado State BEST COP Series H
3,490,000	4.000%, 03/15/26	Aa2/AA-/NR	3,724,039

	Colorado State Higher Education Capital Construction Lease
3,000,000	5.250%, 11/01/23 (pre-refunded)	Aa2/AA-/NR	3,401,520
1,690,000	5.000%, 11/01/26	Aa2/AA-/NR	2,041,182

	Denver, Colorado City and County COP (Botanical Gardens)
2,015,000	5.250%, 12/01/22	Aa2/AA+/AA+	2,280,517

	Denver, Colorado City & County COP (Fire Station & Library Facilities)
1,065,000	5.000%, 12/01/25	Aa1/AA+/AA+	1,278,351

	Douglas County, Colorado School District No. RE-1 Douglas & Elbert Counties COP
3,075,000	5.000%, 01/15/29	Aa2/NR/NR	3,415,187

	El Paso County, Colorado COP (Judicial Complex Project) Series A
1,820,000	4.500%, 12/01/26 AMBAC Insured	NR/AA-/NR	1,951,932

	Garfield County, Colorado COP Public Library District
1,000,000	5.375%, 12/01/27	NR/A/NR	1,143,360

	Gypsum, Colorado COP
1,050,000	5.000%, 12/01/28	NR/A+/NR	1,140,815

	Pueblo, Colorado COP (Police Complex Project)
2,170,000	5.500%, 08/15/22 AGC Insured	Aa3/AA/NR	2,426,993

	Rangeview Library District Project, Colorado COP
2,210,000	5.000%, 12/15/26 AGC Insured (pre-refunded)	Aa3/AA/NR	2,497,101
2,515,000	5.000%, 12/15/27 AGMC Insured	Aa3/AA/NR	2,898,387
1,000,000	5.000%, 12/15/28 AGC Insured (pre-refunded)	Aa3/AA/NR	1,129,910

	Westminster, Colorado COP
1,480,000	4.250%, 12/01/22 AGMC Insured	A2/AA/NR	1,628,977

	Total Lease		50,073,600

	Sales Tax (5.8%)

	Boulder, Colorado General Fund Capital Improvement Projects
2,235,000	4.000%, 10/01/25	Aa1/AA+/NR	2,477,453

	Castle Rock, Colorado Sales & Use Tax
1,015,000	4.000%, 06/01/25	Aa3/AA-/NR	1,093,328

	Commerce City, Colorado Sales & Use Tax
1,000,000	5.000%, 08/01/21 AMBAC Insured (pre-refunded)	NR/AA-/NR	1,048,150
1,000,000	5.000%, 08/01/26 BAMAC Insured	A1/AA/NR	1,173,640

	Denver, Colorado City & County Excise Tax Refunding Series A
4,000,000	5.250%, 09/01/19 AGMC Insured	A1/AA/AA-	4,612,120

	Grand Junction, Colorado General Fund
1,900,000	5.000%, 03/01/23	NR/AA/NR	2,229,593

	Park Meadows Business Implementation District, Colorado Shared Sales Tax
1,500,000	5.300%, 12/01/27	NR/NR/NR*	1,572,240

	Pueblo, Colorado Urban Renewal Authority, Refunding & Improvement, Series B
1,250,000	5.250%, 12/01/28	A2/A/NR	1,398,788

	Westminster, Colorado Economic Development Authority, Mandalay Gardens Urban Renewal Project
1,090,000	4.000%, 12/01/22	NR/A/NR	1,152,937

	Total Sales Tax		16,758,249

	Water & Sewer (10.4%)

	Arapahoe, Colorado Water & Wastewater Public Improvement District
1,320,000	5.000%, 12/01/24 †††	NR/AA-/NR	1,604,764
1,020,000	5.000%, 12/01/25†††	NR/AA-/NR	1,228,621

	Aurora, Colorado Water Improvement First Lien, Series A
1,250,000	5.000%, 08/01/25 AMBAC Insured	Aa2/NR/AA+	1,354,563

	Broomfield, Colorado Sewer and Waste Water
1,975,000	4.000%, 12/01/21 AGMC Insured	A2/NR/NR	2,186,207
1,550,000	5.000%, 12/01/24 AGMC Insured	A2/AA/NR	1,791,103

	Broomfield, Colorado Water Activity Enterprise
3,385,000	5.000%, 12/01/21	A1/NR/NR	3,987,936

	Colorado Water Resource & Power Development Authority
2,675,000	5.000%, 09/01/16 NPFG Insured	A3/AA-/NR	2,683,212
1,855,000	5.000%, 09/01/17 NPFG Insured	A3/AA-/NR	1,858,376
925,000	5.000%, 09/01/25	Aaa/AAA/AAA	1,140,534

	Denver, Colorado City and County Board Water Commissioners Master Resolution, Refunding, Series B
1,000,000	4.000%, 12/15/22	Aaa/AAA/AAA	1,096,210

	Erie, Colorado Water Enterprise Revenue, Series A
1,000,000	5.000%, 12/01/25 AGMC Insured	A1/NR/NR	1,092,720

	Greeley, Colorado Water Revenue
1,920,000	4.200%, 08/01/24 NPFG Insured	NR/AA/NR	1,985,184

	North Weld County, Colorado Water District Enterprise Revenue Refunding
1,465,000	4.000%, 11/01/22 AGMC Insured	NR/AA/NR	1,637,094

	Parker, Colorado Water & Sanitation District Water & Sewer Enterprise Refunding
1,000,000	5.000%, 11/01/22 AGMC Insured	A2/AA/NR	1,179,850

	Thorton, Colorado Water Enterprise Revenue, Series 2013
1,970,000	4.000%, 12/01/24	Aa2/AA/NR	2,176,949

	Woodmoor, Colorado Water & Sanitation District #1 Enterprise
2,570,000	4.500%, 12/01/26	NR/AA-/NR	2,873,928

	Total Water & Sewer		29,877,251

	Miscellaneous Revenue (1.1%)

	Colorado Educational & Cultural Facility Authority, Independent School Revenue Refunding, Kent Denver School Project
1,000,000	5.000%, 10/01/30	NR/A/NR	1,124,700

	Colorado Educational & Cultural Facility Authority, Independent School Revenue Refunding, Vail Mountain School Project
1,820,000	6.000%, 05/01/30	NR/BBB-/NR	2,017,525

	Total Miscellaneous Revenue		3,142,225

	Total Revenue Bonds		206,197,905

	Total Investments (cost $268,675,115-note b)	99.0%	284,000,308
	Other assets less liabilities	1.0	2,957,088
	Net Assets	100.0%	$286,957,396

Percent of
Portfolio Distribution By Quality Rating	Investments †
Aaa of Moody's or AAA of S&P or Fitch	0.8%
Pre-refunded Bonds†† / Escrowed to Maturity Bonds	15.2
Aa of Moody's or AA of S&P or Fitch	62.1
A of Moody's or S&P or Fitch	16.1
Baa of Moody's or BBB of S&P or Fitch	4.9
Not Rated*	0.9
100.0%

PORTFOLIO ABBREVIATIONS:

ACA - American Capital Assurance Financial Guaranty Corp.
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BAMAC -Build America Mutual Assurance Company
BEST - Building Excellent Schools Today
COP - Certificates of Participation
FGIC - Financial Guaranty Insurance Co.
NCMC - Northern Colorado Medical Center
NPFG - National Public Finance Guarantee
NR - Not Rated
SHEIP - State Higher Education Intercept Program

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

† Where applicable, calculated using the highest rating of the three NRSRO.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

††† Security purchased on a delayed delivery or when-issued basis.

†††† Security pledged as collateral for the Fund's delayed delivery or when-issued commitments.

See accompanying notes to financial statements.

AQUILA TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS
June 30, 2015
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $268,615,754 amounted to $15,384,554, which consisted of aggregate gross unrealized appreciation of $15,913,472 and aggregate gross unrealized depreciation of $528,918.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2015:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	284,000,308
Level 3 – Significant Unobservable Inputs	-
Total	$284,000,308

+See schedule of investments for a detailed listing of securities.

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS
June 30, 2015
(unaudited)

Amount	General Obligation Bonds (15.3%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City, County and State (1.1%)

	Coral Canyon, Utah Special Service District
$40,000	4.850%, 07/15/17 (unrefunded balance)	NR/NR/NR*	$40,342
20,000	4.850%, 07/15/17 (pre-refunded)	NR/NR/NR*	20,945

	Houston, Texas Public Improvement
1,000,000	5.000%, 03/01/29	Aa2/AA+/NR	1,117,130

	McKinney, Texas
1,375,000	5.000%, 08/15/24 AMBAC Insured	Aa1/AAA/NR	1,412,276

	Washington State Various Purpose
1,405,000	5.000%, 07/01/30 Series A (pre-refunded)	Aa1/AA+/NR	1,523,076

	Total City, County and State		4,113,769

	Education - Public Schools (1.1%)

	Florida State Board of Education Public Education Capital Outlay
2,000,000	4.750%, 06/01/30 2005 Series F	Aa1/AAA/AAA	2,081,660

	Houston, Texas Community College System (Harris and Fort Bend Counties)
500,000	5.000%, 02/15/27	Aa1/AA+/NR	501,510

	Lewis County, Washington School District No. 302 Chehalis
1,000,000	5.000%, 12/01/34	Aa1/NR/NR	1,129,060

	Wylie, Texas Independent School District Capital Appreciation
1,000,000	zero coupon, 08/15/32 PSF Guaranteed	Aaa/NR/NR	504,450

	Total Education - Public Schools		4,216,680

	Hospital (0.3%)

	Skagit County, Washington Public Hospital District No. 002, Refunding, Island Hospital
1,120,000	0.250%, 12/01/15	A1/NR/NR	1,119,686

	Local Public Property (7.2%)

	Clark County, Nevada, Refunding
2,280,000	5.000%, 12/01/29 Series A	Aa1/AA/NR	2,587,458
1,000,000	5.000%, 07/01/23 Series B	Aa1/AA/NR	1,148,020
2,000,000	4.750%, 06/01/30 AGMC Insured	Aa1/AA/NR	2,067,960
2,000,000	5.000%, 11/01/28 AGMC/AMBAC Insured	Aa1/AA/AA	2,114,380
1,000,000	4.750%, 11/01/27 NPFG/ FGIC Insured (pre-refunded)	Aa1/AA/NR	1,036,220

	Henderson, Nevada Refunding Various Purpose
1,000,000	5.000%, 06/01/33 Series B	Aa2/AA/NR	1,129,250
750,000	5.000%, 06/01/30 Series 2014	Aa2/AA/NR	864,518
750,000	5.000%, 06/01/35 Series 2014	Aa2/AA/NR	850,118

	Hurst, Texas Refunding & Improvement
570,000	0.050%, 08/15/15	Aa2/AA/NR	569,858

	Miami-Dade County, Florida Building Better Communities Program
1,605,000	5.625%, 07/01/38	Aa2/AA/NR	1,803,137

	Miami Gardens, Florida
1,000,000	5.000%, 07/01/29	A1/A+/NR	1,127,120

	Orem, Utah Refunding
690,000	0.250%, 12/01/16	NR/AA/AA+	687,495
900,000	0.250%, 12/01/17	NR/AA/AA+	884,007

	Reno, Nevada, Capital Improvement Refunding
1,000,000	5.000%, 06/01/28	A1/A-/NR	1,117,380

	San Angelo, Texas Certificates of Obligation
2,765,000	5.000%, 02/15/30 Series A	Aa2/AA/AA+	3,128,376

	San Patricio County, Texas Certificates of Obligation
2,260,000	4.750%, 04/01/31 AMBAC Insured	Aa3/NR/NR	2,318,240

	State of Washington
1,500,000	zero coupon, 01/01/18 Series S-2 AGMC Insured	Aa1/AA+/AA+	1,459,290

	Washoe County, Nevada Refunding Reno Sparks Convention
2,000,000	5.000%, 07/01/28	Aa2/AA/NR	2,327,100

	Total Local Public Property		27,219,927

	School District (3.1%)

	Brownsboro, Texas Independent School District
490,000	zero coupon, 08/15/16 PSF Guaranteed	NR/AAA/NR	483,757

	Clark County, Nevada School District
500,000	5.000%, 06/15/28 Series A	A1/AA-/A	548,655

	Comal, Texas Independent School District
1,125,000	5.000%, 02/01/36 PSF Guaranteed (pre-refunded)	Aaa/NR/NR	1,154,925

	Granite School District, Utah, Salt Lake County School Building School Board Guaranty Program
1,000,000	5.000%, 06/01/31	Aaa/NR/AAA	1,156,580

	Midlothian, Texas Independent School District
1,145,000	zero coupon, 02/15/18 PSF Guaranteed	Aaa/AAA/NR	1,107,810

	Schertz-Cibolo Universal City, Texas Independent School District
2,325,000	5.000%, 02/01/36 PSF Guaranteed	Aaa/NR/AAA	2,381,312

	Spring, Texas Independent School District
1,000,000	5.000%, 08/15/25 BAMI Insured	Aa3/AA/NR	1,183,710

	Uintah County, Utah School District School Board Guaranty Program
455,000	4.250%, 02/01/24 (pre-refunded)	Aaa/NR/NR	474,024

	Wasatch County, Utah School District School Board Guaranty Program
880,000	5.000%, 06/01/25 (pre-refunded)	Aaa/NR/NR	917,013

	Washoe County, Nevada School District Refunding & School Improvement
2,000,000	5.000%, 06/01/30 Series A	Aa3/AA/NR	2,281,020

	Total School District		11,688,806

	Transportation (0.3%)

	Texas State Transportation Commission Mobility Fund
1,140,000	5.000%, 04/01/27 Series A (pre-refunded)	Aaa/AAA/NR	1,226,287

	Total Transportation		1,226,287

	Utilities (2.2%)

	Central Utah Water Conservancy District Refunding
765,000	5.000%, 04/01/28 Series B	NR/AA+/AAA	881,150

	Harris County, Texas Flood Control District Improvement
1,000,000	4.750%, 10/01/29	Aaa/AAA/AAA	1,046,830

	Las Vegas Valley, Nevada Water District Refunding
1,000,000	5.000%, 06/01/30 Series C	Aa1/AA+/NR	1,147,020

	Las Vegas Valley, Nevada Water District Refunding & Water Improvement
2,600,000	5.000%, 02/01/38 Series A	Aa1/AA+/NR	2,801,838

	Texas State Water Financial Assistance
1,000,000	5.000%, 08/01/30 Series E	Aaa/AAA/AAA	1,173,640

	Virgin Valley, Nevada Water District
955,000	5.000%, 03/01/34 AGC Insured (pre-refunded)	A1/NR/NR	1,057,137

	Total Utilities		8,107,615

	Total General Obligation Bonds		57,692,770

	Revenue Bonds (83.6%)

	Airport (2.1%)

	Alaska State International Airport Revenue
35,000	5.000%, 10/01/24 AMBAC Insured AMT	A1/NR/A+	35,092

	Broward County, Florida Airport System Revenue Refunding
1,000,000	5.375%, 10/01/29 Series O	A1/A+/A	1,130,310

	Clark County, Nevada Passenger Facilities Charge Revenue Las Vegas-McCarran International Airport
1,500,000	5.000%, 07/01/30	A1/A+/NR	1,659,540

	Jacksonville, Florida Aviation Authority
1,895,000	5.000%, 10/01/26 AMBAC Insured AMT	A2/A/A	1,983,781

	Miami-Dade County, Florida Aviation Revenue Miami International Airport
1,675,000	5.000%, 10/01/22 Series A-1	A2/A/A	1,932,582

	Reno-Tahoe, Nevada Airport Authority Revenue Refunding
1,000,000	5.000%, 07/01/26 AGMC Insured	A2/NR/A	1,002,710

	Total Airport		7,744,015

	Education (11.1%)

	Florida Higher Education Facilities Authority Revenue, Refunding, Rollins College Project
1,000,000	5.000%, 12/01/37 Series A	A2/NR/NR	1,097,050

	Forney, Texas Independent School District Capital Appreciation Refunding
1,000,000	zero coupon, 08/15/39 AGMC Insured	NR/AA/NR	310,100

	Hillsborough County, Florida School Board COP
1,500,000	5.000%, 07/01/31 NPFG Insured	Aa2/AA-/AA	1,557,825

	Irving, Texas Independent School District Capital Appreciation Refunding
845,000	zero coupon, 02/15/20 PSF Guaranteed (unrefunded balance)	Aaa/AAA/NR	688,565
155,000	zero coupon, 02/15/20 PSF Guaranteed (pre-refunded)	Aaa/NR/NR	126,474

	Ogden City, Utah Municipal Building Authority School District Lease Revenue
1,315,000	5.000%, 01/15/31	Aa3/NR/NR	1,463,398

	Salt Lake County, Utah Westminster College Project
280,000	1.000%, 10/01/17	NR/BBB/NR	276,506
685,000	5.000%, 10/01/19	NR/BBB/NR	759,220
720,000	5.000%, 10/01/20	NR/BBB/NR	806,299
825,000	4.750%, 10/01/20	NR/BBB/NR	866,539
870,000	4.750%, 10/01/21	NR/BBB/NR	911,969
2,300,000	5.000%, 10/01/22 (pre-refunded)	NR/BBB/NR	2,326,266
790,000	5.000%, 10/01/22	NR/BBB/NR	885,503
1,250,000	5.000%, 10/01/25 (pre-refunded)	NR/BBB/NR	1,264,275
600,000	5.000%, 10/01/27	NR/BBB/NR	623,952
2,025,000	5.125%, 10/01/28 (pre-refunded)	NR/BBB/NR	2,048,713
955,000	5.000%, 10/01/28	NR/BBB/NR	1,034,542
1,005,000	5.000%, 10/01/29	NR/BBB/NR	1,081,129
315,000	5.125%, 10/01/30 (pre-refunded)	NR/BBB/NR	318,689
1,055,000	5.000%, 10/01/30	NR/BBB/NR	1,129,652

	Texas State University System Financing Revenue
2,000,000	5.250%, 03/15/25 (pre-refunded)	Aa2/NR/AA	2,230,260

	Tooele County, Utah Municipal Building Authority School District Lease Revenue
1,000,000	5.000%, 06/01/28 (pre-refunded)	A1/A+/NR	1,113,240

	University of South Florida Financing Corp., Florida COP Refunding Master Lease Program
1,000,000	5.000%, 07/01/31 Series A	A1/A+/NR	1,113,010

	Utah State Board of Regents
2,980,000	4.500%, 04/01/29	Aa2/AA/NR	3,196,139

	Utah State Board of Regents, Dixie State University
1,800,000	5.000%, 06/01/30 AGMC Insured	NR/AA/NR	2,069,784

	Utah State Board of Regents Lease Revenue
410,000	4.500%, 05/01/20 AMBAC Insured	NR/AA/NR	422,841
425,000	4.500%, 05/01/21 AMBAC Insured	NR/AA/NR	438,277
450,000	4.625%, 05/01/22 AMBAC Insured	NR/AA/NR	464,441
120,000	4.650%, 05/01/23 AMBAC Insured	NR/AA/NR	123,886

	Utah State Board of Regents, Utah, Valley University Student Center Building Fee And Unified System Revenue
3,005,000	5.000%, 11/01/28 Series 2012A	NR/AA/NR	3,495,807

	Utah State University Student Building Fee
1,285,000	5.000%, 12/01/29 Series B	NR/AA/NR	1,446,306
1,355,000	5.000%, 12/01/30 Series B	NR/AA/NR	1,520,053

	Warsaw, Indiana Multi-School Building Corp., First Mortgage
1,800,000	5.450%, 01/15/28 Series B	NR/AA+/NR	1,983,546

	Washington State Higher Education Facilities Authority Revenue, Refunding, Gonzaga University Project
950,000	5.000%, 04/01/24 Series B	A3/NR/NR	1,064,466

	Weber State University, Utah Student Facilities System
1,275,000	5.125%, 04/01/32 NPFG Insured (pre-refunded)	A3/AA/NR	1,290,083

	Total Education		41,548,805

	Education - Charter Schools (9.4%)

	Utah County, Utah Charter School Revenue Lakeview Academy
125,000	5.350%, 07/15/17 Series A	NR/BBB-/NR	127,801
610,000	4.500%, 07/15/22	NR/BBB-/NR	616,222

	Utah County, Utah Charter School Revenue Renaissance Academy
150,000	5.350%, 07/15/17 Series A 144A	NR/NR/NR*	152,963

	Utah County, Utah Charter School Revenue, Ronald Wilson Reagan Academy
1,000,000	6.000%, 02/15/38 Series A	NR/BB+/NR	1,021,170

	Utah State Charter School Finance Authority Fast Forward Academy
2,691,800	6.500%, 11/15/37 144A	NR/NR/NR*	2,638,718

	Utah State Charter School Finance Authority George Washington Academy
1,000,000	6.750%, 07/15/28	NR/BBB-/NR	1,054,340

	Utah State Charter School Finance Authority Good Foundations Academy
1,000,000	4.750%, 11/15/24 Series A	NR/NR/NR*	997,700
1,655,000	5.550%, 11/15/34 Series A	NR/NR/NR*	1,649,042
3,280,000	5.850%, 11/15/44 Series A	NR/NR/NR*	3,266,027

	Utah State Charter School Finance Authority Hawthorn Academy Project
2,165,000	5.000%, 10/15/29 Series 2014	NR/AA/NR	2,432,984

	Utah State Charter School Finance Authority Legacy Preparatory Academy
405,000	4.000%, 04/15/22	NR/AA/NR	441,580
440,000	4.000%, 04/15/24	NR/AA/NR	477,602
2,530,000	5.000%, 04/15/29	NR/AA/NR	2,843,163
1,635,000	5.000%, 04/15/34	NR/AA/NR	1,796,456

	Utah State Charter School Finance Authority Monticello Academy (School Board Guaranty Program)
1,000,000	5.000%, 04/15/37 Series 2014	NR/AA/NR	1,083,340

	Utah State Charter School Finance Authority Ogden Preparatory Academy School Board Guaranty Program
475,000	4.000%, 10/15/22	NR/AA/NR	520,785
505,000	4.000%, 10/15/23	NR/AA/NR	548,430
525,000	4.000%, 10/15/24	NR/AA/NR	561,194

	Utah State Charter School Finance Authority Providence Hall Elementary School (School Board Guaranty Program)
1,000,000	5.250%, 10/15/28 Series 2013A	NR/AA/NR	1,140,930
1,000,000	5.000%, 10/15/33 Series 2013A	NR/AA/NR	1,096,370

	Utah State Charter School Finance Authority, Refunding & Improvement, Davinci Academy
1,000,000	7.050%, 09/15/26 Series 2011A	NR/BBB-/NR	1,103,480

	Utah State Charter School Finance Authority Ronald Wilson Reagan Academy
1,000,000	5.750%, 02/15/22 Series A	NR/BB+/NR	1,035,870

	Utah State Charter School Finance Authority Venture Academy
600,000	0.500%, 10/15/19	NR/AA/NR	580,590
675,000	4.000%, 10/15/24	NR/AA/NR	728,453
855,000	5.000%, 10/15/29	NR/AA/NR	960,832
1,095,000	5.000%, 10/15/34	NR/AA/NR	1,204,938
1,095,000	5.000%, 10/15/38	NR/AA/NR	1,216,742
2,115,000	5.000%, 10/15/44	NR/AA/NR	2,275,719

	Utah State Charter School Finance Authority Wasatch Peak Academy Project, School Board Guaranty Program
740,000	5.000%, 10/15/29	NR/AA/NR	818,662
700,000	5.000%, 10/15/36	NR/AA/NR	757,519

	Total Education - Charter Schools		35,149,622

	Hospital (5.0%)

	Brevard County, Florida Health Facilities Authority Health First Inc. Project
1,815,000	5.000%, 04/01/18	A3/A-/NR	1,871,229
750,000	5.000%, 04/01/30	A3/A-/NR	822,173

	Campbell County, Wyoming Hospital District, Hospital Revenue, Memorial Hospital Project
1,040,000	5.000%, 12/01/20	NR/A-/NR	1,182,605
1,000,000	5.500%, 12/01/34	NR/A-/NR	1,127,430

	Harris County, Texas Health Facilities Development Corp., Christus Health
540,000	4.750%, 07/01/30 AGMC Insured (unrefunded balance)	NR/AA/NR	583,718
260,000	4.750%, 07/01/30 AGMC Insured (pre-refunded)	NR/NR/NR*	300,721

	Henderson, Nevada Health Care Facilities, Catholic Healthcare West
1,350,000	5.250%, 07/01/31 Series B	A3/A/A	1,437,737

	Indiana Finance Authority Hospital Revenue, Parkview Health System
300,000	5.875%, 05/01/29	A1/A+/NR	300,777

	King County, Washington Public Hospital District No. 002, Refunding, Evergreen Healthcare
1,000,000	5.250%, 12/01/28	Aa3/A+/NR	1,158,970

	Miami-Dade County, Florida Public Facilities, Jackson Health System
1,000,000	5.000%, 06/01/29 Series A†††	Aa3/A+/AA-	1,118,290

	Reno, Nevada Hospital Revenue, Washoe Medical Center
725,000	5.000%, 06/01/23 AGMC Insured	A2/AA/NR	791,606
680,000	5.000%, 06/01/23 AGMC Insured	A2/AA/NR	742,472

	Richmond, Indiana Hospital Revenue
205,000	5.000%, 01/01/19 ETM	NR/A/A	222,060

	Riverton, Utah Hospital Revenue, Intermountain Health Care Health Services, Inc.
940,000	5.000%, 08/15/36	Aa1/AA+/NR	1,032,346

	Tarrant County, Texas Cultural Education Facilities Finance Corp. Hospital Refunding, Baylor Healthcare System
930,000	5.250%, 08/15/25 (pre-refunded)	AA3/AA-/NR	1,091,857
70,000	5.250%, 08/15/25 (pre-refunded)	NR/NR/NR*	82,183

	Utah County, Utah Hospital Revenue, IHC Health Services, Inc.
1,205,000	5.000%, 05/15/25	Aa1/AA+/NR	1,385,184
880,000	5.000%, 05/15/28	Aa1/AA+/NR	995,588
500,000	5.000%, 05/15/29	Aa1/AA+/NR	561,625

	Utah State Board of Regents, University of Utah Hospital Revenue
1,245,000	5.000%, 08/01/31 (pre-refunded)	NR/AA/NR	1,458,256

	Washington State Health Care Facilities Authority Revenue, Refunding, Fred Hutchinson Cancer
595,000	5.000%, 01/01/18	A3/A/NR	646,396

	Total Hospital		18,913,223

	Housing (0.8%)

	Utah Housing Corporation Single Family Mortgage
645,000	6.100%, 01/01/29 AMT	Aa3/AA-/AA-	660,932
360,000	4.950%, 01/01/32 Series A Class II	Aa2/AA/AA	373,691
1,200,000	4.500%, 01/01/24 Series A Class III	Aa3/AA-/AA-	1,247,796
210,000	4.625%, 07/01/32 Series B-1 Class II	Aa2/AA/AA	217,560
490,000	4.500%, 07/01/23 Series C	Aa3/AA-/AA-	509,561

	Total Housing		3,009,540

	Local Public Property (18.4%)

	CIVIC Ventures, Alaska Revenue Anchorage Convention Center
1,285,000	4.625%, 09/01/30 NPFG Insured	A1/AA-/A+	1,291,952

	Clark County, Nevada Improvement District Special Local Improvement #128 (Summerlin)
500,000	5.000%, 02/01/21 Series A	NR/NR/NR*	474,785

	Cottonwood Heights, Utah Sales Tax Revenue
2,000,000	5.000%, 07/01/32 Series 2014	NR/AA-/NR	2,245,980

	Downtown Redevelopment Authority Texas Tax Increment Contract Revenue
1,000,000	5.000%, 09/01/30 BAM Insured	NR/AA/NR	1,103,800

	Draper, Utah Sales Tax Revenue
1,000,000	5.000%, 05/01/32 Series A	NR/AA/NR	1,112,690

	Eagle Mountain, Utah Special Assessment Area
670,000	5.250%, 05/01/28 Series 2013	NR/A+/NR	730,421

	Harris County, Texas Sports Refunding Senior Lien
500,000	5.000%, 11/15/30 Series A	A2/A-/NR	561,090

	Herriman, Utah Special Assessment Towne Center Assessment Area
1,045,000	4.875%, 11/01/23	NR/AA-/NR	1,192,157
1,150,000	5.000%, 11/01/25	NR/AA-/NR	1,320,269
1,975,000	5.000%, 11/01/29	NR/AA-/NR	2,044,579

	Houston, Texas Hotel Occupancy Tax and Special Revenue
1,000,000	5.000%, 09/01/31	A2/A-/NR	1,119,060

	Jacksonville, Florida Special Revenue and Refunding Bonds
1,015,000	5.250%, 10/01/32 Series A	Aa3/AA-/AA-	1,166,134

	Miami-Dade County, Florida Subordinated Special Obligation Capital Appreciation Bonds
3,000,000	zero coupon, 10/01/38 NPFG Insured Series A	A2/AA-/A+	823,860

	New Albany, Indiana Development Authority
500,000	4.250%, 02/01/22	NR/A+/NR	521,485

	Orange County, Florida Tourist Development Tax Revenue Refunding
1,000,000	5.000%, 10/01/30†††	Aa3/AA-/AA	1,154,090

	Orem, Utah Special Assessment
940,000	7.750%, 11/01/25	NR/NR/NR*	948,197

	Reedy Creek, Florida Improvement District
1,000,000	5.250%, 06/01/29 Series A	Aa3/A+/AA-	1,142,120

	Riverton City, Utah Franchise & Sales Tax Revenue
1,585,000	5.000%, 06/01/31 AMBAC Insured	NR/AA-/AA	1,694,222
1,000,000	5.250%, 12/01/36	NR/AA-/AA	1,110,400

	Salt Lake City, Utah Local Building Authority Lease Revenue
955,000	4.000%, 10/15/23 Series A	Aa1/NR/AA+	1,036,729

	Salt Lake Valley, Utah Fire Service District Lease Revenue
500,000	5.000%, 04/01/22	Aa2/NR/AA-	549,135
2,645,000	5.200%, 04/01/28	Aa2/NR/AA-	2,901,830
1,000,000	5.250%, 04/01/30	Aa2/NR/AA-	1,098,440

	Spanish Fork City, Utah Sales Tax Revenue Refunding
1,115,000	0.750%, 04/15/18 Series 2014	NR/AA-/NR	1,101,642

	St. Augustine, Florida Capital Improvement Refunding
500,000	5.000%, 10/01/34	Aa3/A+/A+	549,480

	St. Lucie County, Florida School Board COP Master Lease Program
500,000	5.000%, 07/01/30 Series A	Aa3/A/A+	562,605

	Twin Creeks, Utah Special Service District Special Assessment Red Ledges Assessment Area Series B
10,713,528	10.000%, 07/15/30 144A	NR/NR/NR*	10,716,528

	Uintah County, Utah Municipal Building Authority Lease Revenue
500,000	5.000%, 06/01/24	NR/A+/NR	548,320
2,000,000	5.300%, 06/01/28	NR/A+/NR	2,201,260
1,005,000	5.500%, 06/01/37	NR/A+/NR	1,109,389
1,120,000	5.500%, 06/01/40	NR/A+/NR	1,234,330

	Utah Transit Authority Sales Tax Revenue
1,000,000	5.000%, 06/15/31 Series A	Aa2/AAA/AA	1,172,680

	Utah Transit Authority Sales Tax Revenue Subordinated
5,000,000	5.000%, 06/15/34 Series A	A1/A+/A+	5,616,100
5,000,000	5.000%, 06/15/37 Series A	A1/A+/A+	5,576,100

	Washington County/St. George Interlocal Agency, Utah Lease Revenue Refunding
650,000	0.500%, 12/01/15 Series A	A1/A+/NR	650,494
1,365,000	0.500%, 12/01/16 Series A	A1/A+/NR	1,355,513

	Weber County, Utah Special Assessment Summit Mountain Area
1,600,000	5.500%, 01/15/28	NR/AA-/NR	1,842,048
4,130,000	5.750%, 01/15/33	NR/AA-/NR	4,793,361

	West Valley City, Utah Municipal Building Authority Lease Revenue Refunding
1,645,000	4.500%, 08/01/22 Series A NPFG/ FGIC Insured	A3/AA-/A+	1,706,984

	West Valley City, Utah Sales Tax Revenue Capital Appreciation Bonds, Refunding
3,500,000	zero coupon, 07/15/35	NR/AA+/NR	1,294,930

	Total Local Public Property		69,375,189

	State Agency (1.8%)

	Utah Infrastructure Agency Telecommunications & Franchise Tax
1,000,000	5.500%, 10/15/30 Series A AGMC Insured	A2/AA/NR	1,178,910
1,475,000	5.250%, 10/15/33 Series A AGMC Insured	A2/AA/NR	1,685,217

	Utah State Building Ownership Authority Lease Revenue Refunding State Facilities Master Lease Program
465,000	5.000%, 05/15/21 (pre-refunded)	Aa1/AA+/NR	483,842
510,000	5.000%, 05/15/23 (pre-refunded)	Aa1/AA+/NR	530,665
1,000,000	5.000%, 05/15/24	Aa1/AA+/NR	1,199,280
1,575,000	5.000%, 05/15/26 (pre-refunded)	Aa1/AA+/NR	1,802,540

	Total State Agency		6,880,454

	Tax Revenue (2.5%)

	Bountiful City, Utah Sales Tax Refunding Bond
432,000	4.000%, 06/01/17	NR/AA/NR	448,286

	Brigham, Utah Special Assessment Voluntary Assessment Area
1,140,000	5.250%, 08/01/23	A1/NR/NR	1,306,201
577,000	5.500%, 08/01/29	A1/NR/NR	665,552

	Clark County, Nevada Improvement District
250,000	5.000%, 08/01/16	NR/NR/NR*	250,045

	Henderson, Nevada Local Improvement District
280,000	5.000%, 09/01/15	NR/NR/NR*	280,890
210,000	5.000%, 03/01/16	NR/NR/NR*	211,277

	Jordanelle, Utah Special Service District
196,000	5.100%, 11/15/15	NR/NR/NR*	196,468
206,000	5.200%, 11/15/16	NR/NR/NR*	206,338
216,000	5.300%, 11/15/17	NR/NR/NR*	216,352
228,000	5.400%, 11/15/18	NR/NR/NR*	228,274
240,000	5.500%, 11/15/19	NR/NR/NR*	240,158
253,000	5.600%, 11/15/20	NR/NR/NR*	252,970
268,000	5.700%, 11/15/21	NR/NR/NR*	266,290
283,000	5.800%, 11/15/22	NR/NR/NR*	279,482
299,000	6.000%, 11/15/23	NR/NR/NR*	295,884

	Mesquite, Nevada New Special Improvement District
110,000	5.250%, 08/01/17	NR/NR/NR*	108,370
230,000	5.350%, 08/01/19	NR/NR/NR*	219,480
100,000	5.400%, 08/01/20	NR/NR/NR*	94,034
365,000	5.500%, 08/01/25	NR/NR/NR*	324,189

	Payson City, Utah Sales Tax Revenue
445,000	5.000%, 08/01/21 AGMC Insured (pre-refunded)	A2/AA/NR	466,921

	Riverton City, Utah Franchise & Sales Tax Revenue
750,000	5.000%, 06/01/24 AMBAC Insured	NR/AA-/AA	807,135

	Springville, Utah Special Assessment Revenue
112,000	5.500%, 01/15/17	NR/NR/NR*	112,027
118,000	5.650%, 01/15/18	NR/NR/NR*	118,009
125,000	5.800%, 01/15/19	NR/NR/NR*	124,996
108,000	5.900%, 01/15/20	NR/NR/NR*	107,491

	West Valley City, Utah Redevelopment Agency
320,000	5.000%, 03/01/22	NR/A-/NR	320,797
350,000	5.000%, 03/01/23	NR/A-/NR	350,868
1,000,000	5.000%, 03/01/24	NR/A-/NR	1,002,450

	Total Tax Revenue		9,501,234

	Transportation (8.0%)

	Dallas, Texas Area Rapid Transit Sales Tax Revenue Refunding Senior Lien
1,435,000	5.000%, 12/01/36 AMBAC Insured (pre-refunded)	Aa2/NR/NR	1,523,482
1,035,000	5.000%, 12/01/36 AMBAC Insured	Aa2/AA+/AA	1,088,044

	Miami-Dade County, Florida Transit System Sales Surtax Revenue
1,000,000	5.000%, 07/01/34	A1/AA/AA-	1,119,230

	North Texas Turnpike Authority Revenue
4,070,000	6.100%, 01/01/28	A2/A-/NR	4,709,601

	Texas State Transportation Commission Highway Improvement
1,000,000	5.000%, 04/01/29	Aaa/AAA/AAA	1,163,510

	Utah Transit Authority Sales Tax Revenue
2,000,000	5.000%, 06/15/27 Series A (pre-refunded)	Aa2/AAA/NR	2,229,480
1,000,000	5.000%, 06/15/28 Series A (pre-refunded)	Aa2/AAA/NR	1,114,740
6,920,000	5.000%, 06/15/36 AGMC Insured Series A (pre-refunded)	Aa2/AAA/NR	7,714,001

	Utah Transit Authority Sales Tax Revenue Capital Appreciation Refunding
2,000,000	zero coupon, 06/15/29 NPFG Insured Series A (pre-refunded)	A1/AA-/NR	1,083,700

	Utah Transit Authority Sales Tax Revenue Refunding
5,185,000	zero coupon, 06/15/23 Series A NPFG Insured (pre-refunded)	A1/AA-/NR	3,805,116
1,000,000	5.000%, 06/15/32	A1/A+/A+	1,103,380

	Utah Transit Authority Sales Tax & Transportation Revenue
195,000	5.250%, 06/15/32 AGMC Insured	Aa2/AAA/AA	241,917

	Washoe County, Nevada Highway Revenue Fuel Tax
1,000,000	5.500%, 02/01/28	A1/A+/NR	1,135,520
1,000,000	5.000%, 02/01/32	A1/A+/NR	1,098,850
1,000,000	5.000%, 02/01/38	A1/A+/NR	1,089,130

	Total Transportation		30,219,701

	Utility (13.2%)

	Clark County, Washington Public Utility District No. 001 Electric Revenue Refunding
880,000	5.000%, 01/01/30	A1/A/A+	994,110

	Clark County, Washington Public Utility District No. 001 Generating Refunding
1,000,000	5.000%, 01/01/24	A1/A/A+	1,126,730

	Consolidated Wyoming Municipalities Electric Facilities Improvement Lease, Gillette
1,000,000	5.000%, 06/01/31	A2/A+/NR	1,113,860

	Cowlitz County, Washington Public Utility District Electric Revenue
650,000	4.500%, 09/01/26 NPFG Insured	A1/NR/A	672,646

	Douglas County, Washington Public Utility District No. 001 Electric Distribution System
635,000	0.050%, 12/01/15	Aa3/AA/NR	634,594

	Eagle Mountain, Utah Gas & Electric
325,000	5.000%, 06/01/24 AGMC Insured (pre-refunded)	NR/AA/NR	384,387

	Energy Northwest, Washington Wind Project
1,000,000	4.500%, 07/01/30 Series A AMBAC Insured (pre-refunded)	A2/A/NR	1,038,990

	Florida State Governmental Utility Authority Refunding Revenue Bonds (Lehigh Utility System)
500,000	5.000%, 10/01/31 Series 2014 AGMC Insured	A2/AA/NR	550,020

	Houston, Texas Utility System Revenue, Refunding
450,000	5.000%, 11/15/35 AGMC Insured (pre-refunded)	Aa2/AA/AA	457,880

	Jacksonville Electric Authority, Florida Electric System Revenue
500,000	4.500%, 10/01/32 Series Three 2012A	Aa2/AA-/AA	534,605

	Lower Colorado River Authority, Texas
1,470,000	5.250%, 05/15/29 (unrefunded balance)	A2/A/A	1,647,091
60,000	5.250%, 05/15/29 (pre-refunded)	NR/NR/NR*	69,110
5,000	5.250%, 05/15/29 (pre-refunded)	NR/NR/NR*	5,759

	Lower Colorado River Authority, Texas Transmission Contract Revenue
1,000,000	5.000%, 05/15/30	NR/A/A+	1,131,240

	Miami-Dade County, Florida Water and Sewer Revenue System
1,000,000	5.000%, 10/01/26	Aa3/A+/A+	1,171,260

	North Slope Borough, Alaska Service Area 10 Water & Wastewater Facilities
1,000,000	5.250%, 06/30/27	NR/A-/NR	1,148,840
1,000,000	5.250%, 06/30/28	NR/A-/NR	1,146,480
1,000,000	5.250%, 06/30/34	NR/A-/NR	1,123,740

	Okaloosa County, Florida Water and Sewer Revenue
1,000,000	5.000%, 07/01/30	Aa3/NR/AA-	1,149,130

	San Antonio, Texas Electric & Gas Revenue System
1,000,000	5.000%, 02/01/32	Aa1/AA/AA+	1,086,560

	San Jacinto, Texas River Authority Woodlands Waste Disposal
1,000,000	5.000%,10/01/30 BAMI Insured	NR/AA/NR	1,117,850

	Santa Clara, Utah Electric Revenue
1,005,000	4.250%, 08/01/26 AGC Insured	A3/NR/NR	997,091

	Sarasota, Florida Utility System Revenue Refunding
1,455,000	5.000%, 10/01/27	NR/AA+/AA+	1,700,386

	St. George, Utah Electric Revenue
3,750,000	5.000%, 06/01/38 AGMC Insured	A2/NR/NR	4,056,825

	Southeast Alaska Power Agency Electric Refunding & Improvement
1,170,000	5.250%, 06/01/30	NR/A-/NR	1,310,903

	Tacoma, Washington Solid Waste Utility Revenue
1,000,000	5.000%, 12/01/23 Syncora Guarantee, Inc. Insured	A1/AA/AA-	1,061,510

	Tallahassee, Florida Consolidated Utility System
2,910,000	5.000%, 10/01/37	Aa1/AA+/AA+	3,126,417

	Utah Associated Municipal Power System Revenue, Horse Butte Wind Project
1,005,000	5.000%, 09/01/32 Series A	NR/A-/A-	1,102,947

	Utah Associated Municipal Power System Revenue Refunding, Payson Power Project
2,000,000	5.000%, 04/01/24	NR/A-/A	2,291,960
1,000,000	5.000%, 04/01/25	NR/A-/A	1,144,730
6,375,000	5.000%, 04/01/26	NR/A-/A	7,285,796

	Utah Associated Municipal Power System Revenue, Veyo Heat Recovery Project
795,000	5.000%, 03/01/30	NR/A-/A	878,213
905,000	5.000%, 03/01/32	NR/A-/A	992,025
745,000	5.000%, 03/01/34	NR/A-/A	810,985

	Utah Infrastructure Agency Telecommunications & Franchise Tax
1,000,000	5.000%, 10/15/33	A2/AA-/NR	1,095,620
1,630,000	5.250%, 10/15/38	A2/AA-/NR	1,793,945

	Weber Basin, Utah Water Conservancy District Refunding
915,000	4.000%, 10/01/31 Series A	NR/AA+/AAA	954,748

	Wyoming Municipal Power Agency Power Supply System Revenue
720,000	5.500%, 01/01/28 Series A	A2/A-/NR	788,911

	Total Utility		49,697,894

	Water and Sewer (11.3%)

	Cape Coral, Florida Water & Sewer Revenue
1,000,000	5.000%, 10/01/36 AGMC-AMBAC Insured	A1/AA/A	1,045,460

	Central Utah Water Conservancy District Refunding, Jordanelle Hydrant
1,125,000	4.500%, 10/01/27 Series A	NR/AA+/AA	1,259,651

	Central Weber, Utah Sewer Improvement District Revenue Refunding
1,000,000	5.000%, 03/01/28 Series A AGMC Insured	NR/AA/AA	1,126,460
4,000,000	5.000%, 03/01/33 Series A AGMC Insured††††	NR/AA/AA	4,453,280

	Davie, Florida Water & Sewer Revenue
1,000,000	5.000%, 10/01/32 AGMC Insured	Aa3/AA/NR	1,120,180

	Jordan Valley, Utah Water Conservancy District Revenue
6,000,000	5.000%, 10/01/35 Series B	NR/AA+/AA	6,769,320

	King County, Washington Sewer Revenue
660,000	5.000%, 01/01/33 AGMC Insured (pre-refunded)	Aa2/AA+/NR	715,466

	Laredo, Texas Waterworks Sewer System Revenue
1,450,000	5.000%, 03/01/24 Series 2010	A1/AA-/AA-	1,662,454

	Miami-Dade County, Florida Water and Sewer Revenue System
1,500,000	5.000%, 10/01/29 AGC Insured	Aa3/AA/A+	1,701,840
1,000,000	5.000%, 10/01/31 Series A	Aa3/A+/A+	1,112,670

	Mountain Regional Water Special Service District, Utah Water Revenue Refunding
3,000,000	5.000%, 12/15/33 AGMC Insured	NR/AA/A+	3,365,820

	Ogden City, Utah Sewer & Water Revenue Bonds
1,160,000	5.250%, 06/15/30 Series B	Aa3/AA-/NR	1,313,410
750,000	4.625%, 06/15/38 AGMC Insured	Aa3/NR/NR	784,493

	Ogden City, Utah Storm Drain Revenue Bonds
500,000	5.250%, 06/15/28	NR/AA/NR	573,260

	Orem, Utah Water & Storm Sewer Revenue
1,000,000	5.000%, 07/15/26	NR/AA/AA+	1,110,030
1,250,000	5.250%, 07/15/28	NR/AA/AA+	1,396,388

	Pleasant Grove City, Utah Water Revenue
450,000	4.300%, 12/01/20 NPFG Insured (pre-refunded)	A3/AA-/NR	473,351
1,000,000	5.250%, 12/01/29 AGMC Insured	NR/AA/NR	1,121,460
1,370,000	5.000%, 12/01/31 Series B NPFG Insured (pre-refunded)	A3/AA-/NR	1,454,474

	Salt Lake & Sandy, Utah Metropolitan Water District, Water Revenue, Refunding
650,000	5.000%, 07/01/31 Series A	NR/AA+/AA+	729,391
1,000,000	5.000%, 07/01/37 Series A	NR/AA+/AA+	1,109,240

	South Valley, Utah Water Reclamation Facility Sewer Revenue
425,000	5.000%, 08/15/30 AMBAC Insured (pre-refunded)	NR/A+/NR	427,248

	South Weber City, Utah Water Revenue
930,000	5.000%, 06/01/40 AGMC Insured	NR/AA/NR	1,033,007

	Tampa Bay, Florida Regional Water Refunding & Improvement
885,000	4.750%, 10/01/33 NPFG Insured (pre-refunded)	Aa1/AA+/AA+	930,949

	Utah Water Conservancy District
1,400,000	5.250%, 01/15/27	NR/A/NR	1,571,388

	Utah Water Finance Agency Revenue
1,645,000	4.500%, 10/01/28 AMBAC Insured	Aa3/NR/NR	1,754,590

	White City, Utah Water Improvement District Revenue
500,000	5.000%, 02/01/23 AGMC Insured (pre-refunded)	A2/NR/NR	534,230
700,000	5.000%, 02/01/25 AGMC Insured (pre-refunded)	A2/NR/NR	747,922
840,000	5.000%, 02/01/27 AGMC Insured (pre-refunded)	A2/NR/NR	897,506

	Total Water and Sewer		42,294,938

	Total Revenue Bonds		314,334,615

	Total Investments (cost $357,381,994-note b)	98.9%	372,027,385
	Other assets less liabilities	1.1	4,155,287
	Net Assets	100.0%	$376,182,672

Percent of
Portfolio Distribution By Quality Rating	Investments †

Aaa of Moody's or AAA of S&P and Fitch	4.4%
Pre-Refunded bonds††/ ETM bonds	13.5
Aa of Moody's or AA of S&P and Fitch	47.8
A of Moody's or S&P and Fitch	24.0
BBB of S&P	3.0
BB+ of S&P	0.6
Not Rated*	6.7
100.0%

PORTFOLIO ABBREVIATIONS:
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
BAMI - Build America Mutual Insurance
COP - Certificates of Participation
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
IHC - Intermountain Health Care
NPFG - National Public Finance Guarantee
NR - Not Rated
PSF- Permanent School Fund

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

† Calculated using the highest rating of the three NRSRO.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

††† Security purchased on a delayed delivery or when-issued basis.

†††† Security pledged as collateral for the Fund's delayed delivery or when-issued commitments.

See accompanying notes to financial statements.

AQUILA TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS
June 30, 2015
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $357,168,036 amounted to $14,859,349, which consisted of aggregate gross unrealized appreciation of $16,509,992 and aggregate gross unrealized depreciation of $1,650,643.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2015:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs - Municipal Bonds+	372,027,385
Level 3 – Significant Unobservable Inputs	-
Total	$372,027,385

 +See schedule of investments for a detailed listing of securities.

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS
June 30, 2015
(unaudited)

Principal Amount	General Obligation Bonds (23.3%)	Ratings Moody's, S&P and Fitch	Value	(a)

	Buckeye Jackrabbit Trail Sanitary Sewer Improvement District
$1,406,000	6.250%, 01/01/29	NR/A-/NR	$1,647,987

	Buckeye Union High School District No. 201
1,000,000	5.000%, 07/01/33 AGMC Insured	NR/AA/NR	1,124,600

	Chandler, Arizona
500,000	4.000%, 07/01/25	Aaa/AAA/AAA	558,320

	Coconino & Yavapai Counties Joint Unified School District No. 9 Sedona
1,000,000	5.375%, 07/01/28 (pre-refunded)	Aa2/A+/NR	1,160,330

	Flagstaff Improvement District (Aspen Place Sawmill)
1,050,000	5.000%, 01/01/32	Aa3/NR/NR	1,051,292

	Gila Co. Unified School District No. 10 (Payson)
400,000	5.250%, 07/01/27 AMBAC Insured (pre-refunded)	Aa3/NR/NR	435,584
1,000,000	5.750%, 07/01/28 (pre-refunded)	Aa3/NR/NR	1,138,450
1,000,000	5.000%, 07/01/28	Aa3/NR/NR	1,152,260

	Gilbert Improvement District No. 19
235,000	5.200%, 01/01/23	Aa1/A+/NR	235,498

	Gilbert Improvement District No. 20
700,000	5.100%, 01/01/29	Aa1/A+/NR	789,334

	Glendale Union High School District No. 205
525,000	5.000%, 07/01/27 BAMAC Insured	NR/AA/NR	602,285

	Goodyear, Arizona Refunding
1,000,000	5.000%, 07/01/29	Aa2/AA/NR	1,122,550

	Goodyear McDowell Road Commercial Corridor
	Improvement District
3,000,000	5.250%, 01/01/32 AMBAC Insured	A1/A/NR	3,167,460

	Maricopa Co. Elementary School District No. 3 (Tempe)
250,000	4.000%, 07/01/25	Aa2/NR/NR	279,908

	Maricopa Co. Elementary School District No. 8 (Osborn)
920,000	6.250%, 07/01/22	NR/A/NR	988,742

	Maricopa Co. Elementary School District No. 28 (Kyrene Elementary)
250,000	1.000%, 07/01/30 (coupon converts to 5.50% 7/01/15)	Aa1/AA/NR	290,685
350,000	5.000%, 07/01/34	Aa1/AA/NR	399,308

	Maricopa Co. High School District No. 210 (Phoenix)
500,000	4.000%, 07/01/26	Aa2/AA/NR	543,320

	Maricopa Co. Unified School District No. 11 (Peoria)
1,500,000	4.000%, 07/01/25	A2/AA-/NR	1,637,370
675,000	4.500%, 07/01/33 AGMC Insured	A2/AA/NR	716,263

	Maricopa Co. Unified School District No. 24 (Gila Bend)
430,000	5.500%, 07/01/22	NR/NR/NR*	434,330

	Maricopa Co. Unified School District No. 48 (Scottsdale)
500,000	4.000%, 07/01/16	Aa1/AA/NR	517,950
1,500,000	4.750%, 07/01/30	Aa1/AA/NR	1,690,995

	Maricopa Co. Unified School District No. 60 (Higley)
1,615,000	5.000%, 07/01/29	A1/A+/NR	1,855,425

	Maricopa Co. Unified School District No. 69 (Paradise Valley)
1,000,000	4.500%, 07/01/30	Aa2/NR/AA	1,094,660

	Maricopa Co. Unified School District No. 89 (Dysart)
2,185,000	5.500%, 07/01/22 NPFG/FGIC Insured	A3/AA-/NR	2,605,875
1,300,000	5.000%, 07/01/25 Syncora Guarantee, Inc. Insured (pre-refunded)	NR/A+/NR	1,359,059
1,500,000	6.000%, 07/01/28 (pre-refunded)	NR/A+/NR	1,716,285
1,000,000	4.000%, 07/01/28	NR/A+/AA-	1,054,840

	Maricopa Co. Unified School District No. 90 (Saddle Mountain)
1,300,000	5.125%, 07/01/25 AGMC Insured	A2/AA/NR	1,490,190

	Maricopa Co. Unified School District No. 95 (Queen Creek)
500,000	5.000%, 07/01/27 AGMC Insured (pre-refunded)	Aa3/NR/NR	558,225

	Mohave Co. Unified School District No. 20 (Kingman)
1,175,000	5.250%, 07/01/24 AGMC Insured	Aa3/AA/NR	1,307,940

	Navajo Co. Unified School District No. 2 (Joseph City)
1,250,000	5.000%, 07/01/18	A2/NR/NR	1,362,763

	Navajo Co. Unified School District No. 10 (Show Low)
500,000	5.250%, 07/01/15 NPFG/FGIC Insured	A3/NR/NR	500,000

	Phoenix, Arizona
1,240,000	6.250%, 07/01/17	Aa1/AA+/NR	1,371,849

	Pima Co. Unified School District No. 1 (Tucson)
1,500,000	5.000%, 07/01/27 AGMC Insured	Aa2/AA/NR	1,649,970

	Pima Co. Unified School District No. 6 (Marana)
950,000	5.250%, 07/01/25 AGMC Insured	NR/AA/NR	1,107,900
1,250,000	5.000%, 07/01/25	NR/A+/NR	1,439,238
1,000,000	4.250%, 07/01/32 MAC Insured	NR/AA/NR	1,046,420

	Pima Co. Unified School District No. 8 (Flowing Wells)
1,000,000	5.375%, 07/01/29	NR/A+/NR	1,149,160

	Pima Co. Unified School District No. 10 (Amphitheater)
700,000	5.000%, 07/01/27	Aa2/A+/NR	801,759

	Pima Co. Unified School District No. 12 (Sunnyside)
1,050,000	4.000%, 07/01/28 BAMAC Insured	NR/AA/NR	1,082,603

	Pinal Co. Elementary School District No. 4 (Casa Grande)
925,000	4.250%, 07/01/18 AGMC Insured	A1/AA/NR	973,202

	Pinal Co. High School District No. 82 (Casa Grande)
640,000	5.000%, 07/01/24 (pre-refunded)	NR/A+/NR	713,523

	Pinal Co. Unified School District No. 1 (Florence)
1,500,000	5.000%, 07/01/27 NPFG/FGIC Insured (pre-refunded)	A3/AA-/NR	1,626,060

	Queen Creek Improvement District No. 1
1,500,000	5.000%, 01/01/26	A3/A-/A-	1,511,895
1,500,000	5.000%, 01/01/32	A3/A-/A-	1,509,510

	Scottsdale, Arizona
200,000	4.000%, 07/01/28	Aaa/AAA/AAA	220,232

	Tempe, Arizona
2,245,000	4.000%, 07/01/22	Aa1/AAA/AAA	2,457,063
1,000,000	4.500%, 07/01/24 (pre-refunded)	Aa1/AAA/AAA	1,075,230
1,000,000	4.000%, 07/01/24	Aa1/AAA/AAA	1,128,640

	Tempe High School District No. 213
650,000	4.000%, 07/01/32	Aa2/AA/NR	672,471

	Tempe Improvement District (Pier Town Lake)
2,000,000	5.000%, 01/01/29	Aa3/NR/NR	2,170,200

	Tubac Fire District
760,000	5.500%, 07/01/28 AGC Insured	A1/NR/NR	868,642

	Western Maricopa Education Center District No. 402
1,200,000	4.000%, 07/01/28	NR/AA-/NR	1,254,252

	Yavapai Co. Elementary School District No. 6 (Cottonwood-Oak Creek)
720,000	5.000%, 07/01/34 BAMAC Insured	A2/AA/NR	803,923

	Yuma Co. Free Library District
1,000,000	4.000%, 07/01/29	Aa3/NR/AA-	1,040,970

	Total General Obligation Bonds		64,264,795

	Revenue Bonds (75.6%)

	Airport (2.8%)

	Phoenix Civic Improvement Corp. Airport Bonds
1,000,000	5.250%, 07/01/18 AMT	Aa3/AA-/NR	1,114,390
1,000,000	5.250%, 07/01/19 AMT	Aa3/AA-/NR	1,109,730
2,700,000	5.000%, 07/01/32 AMT	Aa3/AA-/NR	2,964,249
1,000,000	5.250%, 07/01/33	A1/A+/NR	1,118,210
1,200,000	5.000%, 07/01/33	Aa3/AA-/NR	1,303,476

	Total Airport		7,610,055

	Excise Tax (14.3%)

	Arizona Sports & Tourism Authority, Revenue Refunding, Multipurpose Stadium Facility Project
1,900,000	5.000%, 07/01/32	A1/NR/A	1,993,537

	Buckeye Excise Tax Revenue
1,000,000	5.000%, 07/01/43†††	NR/AA-/AA-	1,093,540

	Casa Grande Excise Tax Revenue Bonds
1,435,000	5.000%, 04/01/28	NR/AA/AA	1,613,442

	Cottonwood Pledged Revenue Obligations
500,000	5.000%, 07/01/30 AGMC Insured	NR/AA/NR	565,450

	Gilbert Pledged Revenue Obligations
450,000	4.000%, 07/01/35	Aa2/AA+/AA+	454,064

	Gilbert Public Facilities Municipal Property Corp.
850,000	5.000%, 07/01/23	Aa1/AA+/NR	972,137
1,250,000	5.000%, 07/01/24	Aa1/AA+/NR	1,428,575

	Glendale Municipal Property Corp. Excise Tax Revenue Bonds
1,000,000	5.000%, 07/01/31	A3/AA/NR	1,069,890

	Goodyear Public Improvement Corp.
1,500,000	5.000%, 07/01/26	Aa3/AA-/NR	1,726,560
1,310,000	6.000%, 07/01/31	Aa3/AA-/NR	1,488,933

	Marana Pledged Excise Tax Revenue Bonds
275,000	4.000%, 07/01/30	NR/AA/NR	281,806
1,400,000	5.000%, 07/01/33	NR/AA/NR	1,546,230

	Page Pledged Revenue Refunding
1,080,000	5.000%, 07/01/25	NR/AA-/NR	1,251,364

	Phoenix Civic Improvement Corp. (Civic Plaza)
1,000,000	5.500%, 07/01/23 NPFG/FGIC Insured	Aa2/AA/NR	1,195,970
2,000,000	5.500%, 07/01/27 BHAC/FGIC Insured	Aa1/AA+/NR	2,441,540
2,000,000	5.500%, 07/01/30 BHAC/FGIC Insured	Aa1/AA+/NR	2,439,760
2,300,000	5.500%, 07/01/33 NPFG/FGIC Insured	Aa2/AA/NR	2,806,115

	Phoenix Civic Improvement Corp. Transit Excise Tax (Light Rail)
2,000,000	4.000%, 07/01/20	Aa2/AA/NR	2,231,180

	Pinal Co. Revenue Obligations Refunding Bonds
1,755,000	4.000%, 08/01/17	NR/AA/NR	1,867,408
1,500,000	5.000%, 08/01/33	NR/AA-/AA-	1,677,225

	Scottsdale Municipal Property Corp.
3,000,000	4.500%, 07/01/20 AMBAC Insured (pre-refunded)	Aa1/AAA/AAA	3,222,600
1,000,000	5.000%, 07/01/34	Aaa1/AAA/AAA	1,149,130

	Scottsdale Municipal Property Corp. Water & Sewer Project
2,000,000	5.000%, 07/01/28 (pre-refunded)	Aa1/AAA/AAA	2,229,760

	Show Low Improvement District No. 6
385,000	6.000%, 01/01/18 ACA Insured	NR/NR/NR*	387,445

	Sierra Vista Municipal Property Corp.
1,000,000	4.000%, 01/01/21	A1/AA/AA-	1,068,420

	Tempe Excise Tax Revenue Bonds
1,000,000	5.000%, 07/01/33	Aa2/AAA/NR	1,098,450

	Total Excise Tax		39,300,531

	Higher Education (7.1%)

	Arizona Board of Regents - Arizona State University System Revenue
1,000,000	5.000%, 07/01/32	Aa3/AA/NR	1,128,560
1,000,000	5.000%, 07/01/32	Aa3/AA/NR	1,121,190

	Arizona Board of Regents - Northern Arizona University System
1,115,000	5.000%, 06/01/22 NPFG/FGIC Insured	A1/AA-/NR	1,197,521
575,000	5.000%, 06/01/32	A1/A+/NR	640,935
1,000,000	5.000%, 06/01/36 BAMAC Insured	A1/AA/NR	1,104,310

	Arizona Board of Regents - University of Arizona System Speed Stimulus Plan for Economic & Educational Development
1,500,000	5.000%, 08/01/34	Aa3/A+/NR	1,677,225

	Arizona Board of Regents - University of Arizona System
400,000	5.000%, 06/01/29	Aa2/AA-/NR	456,716
460,000	5.000%, 06/01/31	Aa2/AA-/NR	513,926

	Arizona State University Speed Stimulas Plan for Economic & Educational Development
625,000	5.000%, 08/01/34	A1/AA-/NR	697,300

	Cochise Co. Community College District
1,825,000	5.125%, 07/01/28 AGC Insured	A2/NR/NR	2,009,033

	Maricopa Co. Community College District
2,000,000	4.000%, 07/01/21	Aaa/AAA/AAA	2,193,580
500,000	4.750%, 07/01/23	Aaa/AAA/AAA	520,980
500,000	4.750%, 07/01/24	Aaa/AAA/AAA	520,825

	Northern Arizona University Speed Stimulus Plan for Economic & Educational Development
1,445,000	5.000%, 08/01/38	A2/A/NR	1,583,431

	Phoenix Industrial Development Authority (Rowan University Project)
2,000,000	5.250%, 06/01/34	A3/A/NR	2,175,820

	Yavapai Co. Community College District
1,000,000	4.875%, 07/01/25 AGMC Insured	A2/AA/NR	1,131,870

	Yuma & La Paz Co. Arizona Community College District (Arizona Western College)
1,000,000	4.000%, 07/01/28	Aa3/A+/NR	1,039,040

	Total Higher Education		19,712,262

	Hospital (14.9%)

	Arizona Health Facilities Authority (Banner Health)
300,000	5.125%, 01/01/29	NR/AA-/AA-	322,323
3,100,000	5.375%, 01/01/32	NR/AA-/AA-	3,340,746
1,000,000	5.000%, 01/01/43	NR/AA-/AA-	1,090,000
2,000,000	5.000%, 01/01/44	NR/AA-/AA-	2,145,680

	Arizona Health Facilities Authority (Catholic Healthcare West)
1,500,000	5.000%, 07/01/28	A3/A/A	1,656,420
2,000,000	5.250%, 03/01/39	A3/A/A	2,150,380

	Arizona Health Facilities Authority (Phoenix Children's Hospital)
2,950,000	5.000%, 02/01/34	NR/BBB+/NR	3,136,381

	Arizona Health Facilities Authority (Samaritan Health)
385,000	5.625%, 12/01/15 NPFG Insured ETM	NR/AA-/NR	393,435

	Arizona Health Facilities Authority (Scottsdale Lincoln Hospitals)
3,000,000	5.000%, 12/01/34	A2/NR/A	3,297,240
1,390,000	5.000%, 12/01/42	A2/NR/A	1,494,611

	Arizona Health Facilities Authority (Yavapai Regional Medical Center)
1,500,000	5.375%, 12/01/30 AGMC Insured	A2/NR/NR	1,702,815

	Flagstaff Industrial Development Authority (Northern Arizona Senior Living Center)
1,985,000	5.600%, 07/01/25	NR/NR/NR*	1,985,079

	Glendale Industrial Development Authority (John C. Lincoln Hospital)
1,400,000	5.250%, 12/01/22 (pre-refunded)	NR/NR/NR*	1,428,280

	Maricopa Co. Hospital Revenue (Sun Health)
1,500,000	5.000%, 04/01/25 (pre-refunded)	NR/NR/NR*	1,760,805
2,125,000	5.000%, 04/01/35 (pre-refunded)	NR/NR/NR*	2,574,799

	Maricopa Co. Industrial Development Authority (Catholic Healthcare West - St. Joseph's Hospital)
3,000,000	5.250%, 07/01/32††††	A3/A/A	3,191,340

	Scottsdale Industrial Development Authority (Scottsdale Healthcare System)
1,000,000	5.000%, 09/01/18	A2/NR/A	1,107,690
750,000	5.000%, 09/01/35 AGMC Insured	A2/AA/A	824,475

	University Medical Center Hospital Revenue Bonds
910,000	6.500%, 07/01/39 (pre-refunded)	NR/NR/NR*	1,091,663
500,000	6.000%, 07/01/39 (pre-refunded)	NR/NR/NR*	619,305

	Yavapai Co. Industrial Development Authority (Northern Arizona Healthcare System)
500,000	5.250%, 10/01/25	NR/AA/NR	587,440
500,000	5.250%, 10/01/26	NR/AA/NR	585,850

	Yavapai Co. Industrial Development Authority (Yavapai Regional Medical Center)
1,000,000	5.250%, 08/01/33	Baa1/NR/BBB+	1,101,390
1,250,000	5.625%, 08/01/37	Baa1/NR/BBB+	1,345,500

	Yuma Industrial Development Authority (Yuma Regional Medical Center)
1,635,000	5.000%, 08/01/23	NR/A-/NR	1,864,014
200,000	5.000%, 08/01/32	NR/A-/NR	217,942

	Total Hospital		41,015,603

	Lease (7.9%)

	Arizona Board of Regents -Northern Arizona University COP
600,000	5.000%, 09/01/27	A2/A/NR	670,974
500,000	5.000%, 09/01/28	A2/A/NR	551,730
1,000,000	5.000%, 09/01/29	A2/A/NR	1,093,480

	Arizona School Facilities Board COP
1,000,000	5.125%, 09/01/21 AGC Insured	Aa3/AA/NR	1,114,480
3,000,000	5.500%, 09/01/23	Aa3/AA-/NR	3,371,070

	Arizona State Lottery Bonds
3,000,000	5.000%, 07/01/28 AGMC Insured	A1/AA/NR	3,374,730

	Cave Creek COP
290,000	5.750%, 07/01/19	NR/AA/NR	297,441

	Mohave Co. Industrial Development Authority Correctional Facilities
1,000,000	8.000%, 05/01/25	NR/BBB+/NR	1,141,820

	Phoenix Industrial Development Authority Government Office Lease Revenue Refunding Capitol Mall LLC Project
2,040,000	5.000%, 09/15/21 AMBAC Insured	Aa3/AA-/NR	2,058,197

	Pinal Co. Correctional Facilities
1,470,000	5.250%, 10/01/21 ACA Insured	NR/BBB/NR	1,506,162

	Pinetop Fire District COP
1,000,000	7.500%, 12/15/23	A3/NR/NR	1,033,900

	Prescott Municipal Property Corp.
500,000	5.000%, 07/01/34	Aa3/AA/NR	567,710

	State of Arizona COP Department Administration
1,500,000	5.250%, 10/01/26 AGMC Insured	Aa3/AA/NR	1,716,720
670,000	5.250%, 10/01/28 AGMC Insured	Aa3/AA/NR	762,674

	State of Arizona COP
2,000,000	5.000%, 09/01/26 AGMC Insured	Aa3/AA/NR	2,183,540

	Willcox Municipal Property Corp.
295,000	4.625%, 07/01/21	NR/A+/NR	306,626

	Total Lease		21,751,254

	Mortgage (3.5%)

	Agua Fria Ranch Community Facilities District
600,000	5.800%, 07/15/30 144A	NR/NR/NR*	593,478

	Goodyear Community Facilities Utilities District No. 1
500,000	4.000%, 07/15/28	A1/A-/NR	517,240

	Maricopa Co. Industrial Development Authority Multi-Family Mortgage Revenue Bonds (National Health Project)
820,000	5.500%, 01/01/18 AGMC Insured ETM	A2/AA/NR	833,079

	Maricopa Co. Industrial Development Authority Single Family Mortgage Revenue Bonds
3,715,000	zero coupon, 12/31/16 ETM	Aaa/AA+/NR	3,674,989

	Merrill Ranch Community Facilities District #2
680,000	6.750%, 07/15/38	NR/BBB-/NR	747,490

	Scottsdale Waterfront Community Facilities District
530,000	6.000%, 07/15/27 144A	NR/NR/NR*	531,087
930,000	6.050%, 07/15/32 144A	NR/NR/NR*	930,158

	Sundance Community Facilities District
655,000	5.125%, 07/15/30	A3/BBB/NR	655,236
490,000	5.125%, 07/15/30 (pre-refunded)	NR/NR/NR*	490,608

	Verrado Community Facilities Utilities District No. 1
500,000	6.000%, 07/15/33 144A	NR/NR/NR*	549,340

	Total Mortgage		9,522,705

	Pollution Control (2.1%)

	Apache Co. Industrial Development Authority, Pollution Control, Tucson Electric Power Co.
2,400,000	4.500%, 03/01/30	A3/BBB+/BBB+	2,581,080

	Maricopa Co. Pollution Control (Southern California Edison Co.)
1,000,000	5.000%, 06/01/35	Aa3/A/NR	1,106,870

	Phoenix Industrial Development Authority Solid Waste Disposal (Vieste Project)
600,000	4.500%, 04/01/33 AMT	NR/BB+/NR	525,732

	Pima Co. Industrial Development Authority, Pollution Control, Tucson Electric Power Co.
1,500,000	4.950%, 10/01/20	A3/BBB+/BBB+	1,706,895

	Total Pollution Control		5,920,577

	Transportation (4.7%)

	Arizona State Transportation Board Excise Tax Revenue (Maricopa Co. Regional Area Road Fund)
500,000	5.000%, 07/01/25	Aa1/AA+/NR	601,830

	Arizona Transportation Board Revenue Bonds
1,900,000	5.250%, 07/01/24	Aa2/AA/AA	2,225,109
1,000,000	5.250%, 07/01/24 (pre-refunded)	Aa1/AAA/NR	1,024,420
2,550,000	5.000%, 07/01/28 (pre-refunded)	Aa1/AAA/NR	2,846,948
550,000	5.250%, 07/01/32	Aa2/AA+/NR	637,582
3,000,000	5.000%, 07/01/33	Aa1/AAA/NR	3,451,680
1,500,000	5.000%, 07/01/33 (pre-refunded)	Aa1/AAA/NR	1,674,675

	Pima Co. Regional Transportation Authority Excise Tax
500,000	5.000%, 06/01/26	NR/AA+/AA	585,215

	Total Transportation		13,047,459

	Utility (11.5%)

	Arizona Power Authority (Hoover Dam Project)
3,500,000	5.250%, 10/01/16	Aa2/AA/NR	3,704,575
1,220,000	5.250%, 10/01/17	Aa2/AA/NR	1,336,059

	Arizona Water Infrastructure Finance Authority
3,500,000	5.000%, 10/01/28 (pre-refunded)	Aaa/AAA/NR	3,941,070

	Greater Arizona Development Authority Revenue Bonds
1,090,000	5.000%, 08/01/22 NPFG Insured	A1/AA-/NR	1,140,325
700,000	5.000%, 08/01/24	NR/A/NR	774,781
500,000	5.000%, 08/01/28 AGMC Insured	A1/AA/NR	564,980
1,200,000	5.500%, 08/01/29	A1/A/NR	1,201,896
1,200,000	5.000%, 08/01/29	A1/A/NR	1,336,524

	Mesa Utility System
2,100,000	5.000%, 07/01/35	Aa2/AA-/NR	2,351,769

	Pinal Co. Electrical District No. 3, Electrical System Revenue Refunding
250,000	5.250%, 07/01/36	NR/A/NR	280,320

	Rio Nuevo Facilities District (Tucson)
1,500,000	6.500%, 07/15/24 AGC Insured	A2/AA/BBB	1,724,835

	Salt River Project Agricultural Improvement and Power Revenue Bonds
1,000,000	5.000%, 12/01/28	Aa1/AA/NR	1,160,520
2,000,000	5.000%, 12/01/31	Aa1/AA/NR	2,270,360
1,975,000	5.000%, 01/01/33	Aa1/AA/NR	2,137,523
4,205,000	5.000%, 01/01/37 (pre-refunded)	Aa1/AA/NR	4,301,547

	Salt Verde Finance Corp. Gas Revenue
3,000,000	5.250%, 12/01/28	Baa1/A-/NR	3,474,000

	Total Utility		31,701,084

	Water/Sewer (6.8%)

	Cottonwood Water Revenue System
260,000	5.000%, 07/01/30 Syncora Guarantee, Inc. Insured	Baa2/BBB+/NR	266,214

	Gilbert Water Resource Municipal Property Corp.
2,000,000	5.000%, 10/01/29 NPFG Insured	A3/AA-/AA	2,157,460

	Glendale Water & Sewer Revenue
1,670,000	4.750%, 07/01/24 AGMC Insured (pre-refunded)	A1/AA/NR	1,827,281
2,000,000	5.000%, 07/01/28	A1/AA/NR	2,316,760
500,000	5.000%, 07/01/28	A1/AA/NR	567,660

	Goodyear Water and Sewer Revenue
1,750,000	5.375%, 07/01/30	A2/AA-/NR	2,028,058
635,000	5.250%, 07/01/31 AGMC Insured	A2/AA/NR	727,723

	Oro Valley Water Revenue
560,000	4.000%, 07/01/23	NR/AA/AA-	613,536

	Phoenix Civic Improvement Corp. Wastewater Revenue Bonds
1,500,000	5.500%, 07/01/24 NPFG/FGIC Insured	Aa2/AAA/NR	1,890,450
500,000	5.000%, 07/01/37 NPFG Insured	Aa2/AA+/NR	534,220

	Pima Co. Sewer Revenue System
2,000,000	5.000%, 07/01/26	NR/AA-/AA-	2,310,040

	Tucson Water Revenue System
1,000,000	5.000%, 07/01/32	Aa2/AA/AA	1,146,370

	Yuma Municipal Property Corp. Utility System Revenue Bonds
700,000	5.000%, 07/01/21 Syncora Guarantee, Inc. Insured	A1/AA-/AA-	754,208
500,000	5.000%, 07/01/22 Syncora Guarantee, Inc. Insured	A1/A+/AA-	538,615
1,000,000	5.000%, 07/01/24 Syncora Guarantee, Inc. Insured	A1/A+/AA-	1,077,230

	Total Water/Sewer		18,755,825

	Total Revenue Bonds		208,337,355

	Total Investments (cost $255,788,995-note b)	98.9%	272,602,150
	Other assets less liabilities	1.1	3,079,363
	Net Assets	100.0%	$275,681,513

Percent of
Portfolio Distribution By Quality Rating	Investments †

Aaa of Moody's or AAA of S&P or Fitch	5.6%
Pre-refunded bonds †† /ETM bonds	16.0
Aa of Moody's or AA of S&P or Fitch	51.4
A of Moody's or S&P or Fitch	21.4
Baa of Moody's or BBB of S&P or Fitch	3.4
BB of S&P	0.2
Not Rated*	2.0
100.0%

PORTFOLIO ABBREVIATIONS
ACA - American Capital Assurance Financial Guaranty Corp.
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
BAMAC - Build America Mutual Assurance Co.
BHAC - Berkshire Hathaway Assurance Corp.
COP- Certificates of Participation
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
NPFG - National Public Finance Guarantee
NR - Not Rated

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

† Where applicable, calculated using the highest rating of the three NRSRO.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

††† Security purchased on a delayed delivery or when-issued basis.

†††† Security pledged as collateral for the Trust's delayed delivery or when-issued commitments.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

See accompanying notes to financial statements.

AQUILA TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS
June 30, 2015
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $254,864,762 amounted to $17,737,388, which consisted of aggregate gross unrealized appreciation of $18,770,145 and aggregate gross unrealized depreciation of $1,032,757.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2015:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	272,602,150
Level 3 – Significant Unobservable Inputs	-
Total	$272,602,150

+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)  The Trust's principal financial and executive officers have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Trust's principal chief financial and executive officers are aware of no change in the Trust's internal control over financial reporting that occurred during the Trust's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA MUNICIPAL TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, Trustee and President
August 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, Trustee and President
August 20, 2015

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
August 20, 2015